UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7332

Barclays Global Investors Funds

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedules of Investments.

BOND INDEX FUND

Schedule of Investments

March 31, 2005 (Unaudited)

The Bond Index Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $204,328,342, which represents 99.99% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—24.87%
AEROSPACE & DEFENSE—0.41%
Boeing Co. (The)
6.13%, 02/15/33 (1)	$100,000	$107,059
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	135,498
Northrop Grumman Corp.
7.75%, 03/01/16 (1)	200,000	239,268
Raytheon Co.
7.38%, 07/15/25	250,000	256,851
United Technologies Corp.
6.10%, 05/15/12	100,000	107,995

		846,671

AGRICULTURE—0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	107,303

		107,303

AIRLINES—0.10%
Continental Airlines Inc.
6.65%, 09/15/17	207,202	196,653

		196,653

AUTO MANUFACTURERS—0.77%
DaimlerChrysler NA Holding Corp.
7.20%, 09/01/09	350,000	376,795
8.50%, 01/18/31	150,000	180,998
Ford Motor Co.
6.63%, 10/01/28	275,000	230,671
7.45%, 07/16/31 (1)	100,000	90,458
General Motors Corp.
7.20%, 01/15/11 (1)	525,000	473,955
8.38%, 07/15/33 (1)	250,000	213,933

		1,566,810

BANKS—2.85%
Abbey National PLC
7.95%, 10/26/29	100,000	129,285
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	169,673
Bank of America Corp.
6.25%, 04/01/08	250,000	262,669
7.13%, 09/15/06	200,000	208,841
Bank One Corp.
3.70%, 01/15/08	150,000	147,776
5.90%, 11/15/11	250,000	262,337
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	115,070
HSBC Holdings PLC
5.25%, 12/12/12	350,000	354,676
KFW International Finance Inc.
3.25%, 03/30/09	500,000	481,328
4.75%, 01/24/07	150,000	152,395
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	96,867
3.88%, 03/15/10	500,000	486,360
Mellon Funding Corp.
6.38%, 02/15/10	150,000	159,023
National City Bank (Ohio)
4.25%, 01/29/10	500,000	489,697
NationsBank Corp.
7.75%, 08/15/15	250,000	298,192
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	247,855
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	222,283
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	152,479
Swiss Bank Corp.
7.00%, 10/15/15	150,000	171,966
US Bank N.A.
6.38%, 08/01/11	250,000	270,801

Wachovia Corp.
4.95%, 11/01/06	200,000	202,493
5.25%, 08/01/14	200,000	200,569
Wells Fargo & Co.
5.13%, 02/15/07	250,000	254,441
Wells Fargo Bank N.A.
7.55%, 06/21/10 (1)	250,000	282,014

		5,819,090

BEVERAGES—0.42%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	199,305
Bottling Group LLC
4.63%, 11/15/12	100,000	98,224
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	160,944
8.50%, 02/01/22	100,000	131,714
Diageo Capital PLC
7.25%, 11/01/09	250,000	276,453

		866,640

BUILDING MATERIALS—0.10%
Masco Corp.
5.88%, 07/15/12	200,000	208,102

		208,102

CHEMICALS—0.24%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	152,806
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	106,595
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	109,202
Eastman Chemical Co.
7.00%, 04/15/12	100,000	112,060

		480,663

COMMERCIAL SERVICES—0.05%
Cendant Corp.
6.25%, 03/15/10	100,000	105,055

		105,055

COMPUTERS—0.32%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	153,937
International Business Machines Corp.
4.75%, 11/29/12	250,000	248,984
4.88%, 10/01/06	250,000	253,343

		656,264

COSMETICS & PERSONAL CARE—0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	273,653

		273,653

DIVERSIFIED FINANCIAL SERVICES—7.69%
American Express Co.
3.75%, 11/20/07	100,000	98,471
American General Finance Corp.
5.38%, 10/01/12	100,000	101,352
AXA Financial Inc.
7.75%, 08/01/10	150,000	169,618
Bear Stearns Companies Inc.
5.70%, 01/15/07	100,000	102,529
5.70%, 11/15/14	200,000	205,325
Boeing Capital Corp.
5.65%, 05/15/06	75,000	76,324
CIT Group Inc.
7.75%, 04/02/12	150,000	173,500
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1
2.55%, 01/20/09	2,000,000	1,946,108
Citigroup Inc.
3.50%, 02/01/08	500,000	488,217
5.00%, 09/15/14	177,000	173,774
5.63%, 08/27/12	100,000	103,602
6.00%, 02/21/12	150,000	159,673
6.63%, 06/15/32	100,000	111,504
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	204,870

Credit Suisse First Boston
5.50%, 08/15/13	100,000	102,032
5.75%, 04/15/07	200,000	205,792
6.50%, 01/15/12	150,000	162,304
First Union National Bank
7.74%, 05/17/32	872,386	927,423
Ford Motor Credit Co.
7.25%, 10/25/11	350,000	345,389
7.88%, 06/15/10	250,000	254,520
General Electric Capital Corp.
5.38%, 03/15/07	500,000	510,811
6.50%, 12/10/07	800,000	842,510
6.75%, 03/15/32	250,000	288,581
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,045,924
6.13%, 09/15/06	150,000	149,308
6.88%, 09/15/11	200,000	180,968
7.25%, 03/02/11	150,000	139,267
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	198,314
6.13%, 02/15/33	200,000	205,025
6.60%, 01/15/12	325,000	351,696
Household Finance Corp.
5.75%, 01/30/07	200,000	205,278
6.50%, 11/15/08	375,000	397,471
8.00%, 07/15/10	250,000	285,992
John Deere Capital Corp.
7.00%, 03/15/12	150,000	168,445
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	365,993
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	152,955
6.75%, 02/01/11	250,000	273,705
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	148,053
4.80%, 03/13/14	150,000	144,674
7.63%, 06/01/06	300,000	311,634
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	152,967
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	343,134
5.45%, 07/15/14	200,000	201,430
7.00%, 01/15/07	200,000	209,749
Morgan Stanley
4.75%, 04/01/14	200,000	190,424
5.80%, 04/01/07	150,000	154,213
6.02%, 02/15/33	148,978	149,893
8.00%, 06/15/10	250,000	287,942
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	226,043
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	556,071
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	403,715
SLM Corp.
5.13%, 08/27/12	350,000	355,067

		15,709,579

ELECTRIC—1.16%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	111,427
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	101,849
Arizona Public Service Co.
6.50%, 03/01/12	100,000	109,053
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	103,700
Constellation Energy Group
7.60%, 04/01/32	100,000	119,189
Consumers Energy Co.
5.00%, 02/15/12	150,000	148,142
Dominion Resources Inc.
8.13%, 06/15/10	150,000	171,593
DTE Energy Co.
7.05%, 06/01/11	150,000	165,974
Florida Power & Light Co.
5.63%, 04/01/34	100,000	102,299
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	97,577

NiSource Finance Corp.
7.88%, 11/15/10	100,000	114,038
Northern States Power Co.
8.00%, 08/28/12	100,000	119,074
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	160,806
Ontario Hydro Canada
7.45%, 03/31/13	150,000	176,154
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	102,682
PECO Energy Co.
3.50%, 05/01/08	100,000	97,519
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	107,582
Progress Energy Inc.
7.75%, 03/01/31	100,000	118,885
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	101,094
Wisconsin Energy Corp.
5.88%, 04/01/06	45,000	45,844

		2,374,481

ELECTRICAL COMPONENTS & EQUIPMENT—0.10%
Emerson Electric Co.
4.50%, 05/01/13	200,000	193,676

		193,676

ENVIRONMENTAL CONTROL—0.06%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	111,768

		111,768

FOOD—1.12%
Albertson’s Inc.
7.45%, 08/01/29	100,000	110,731
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	188,336
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	153,702
7.00%, 10/01/28	200,000	232,281
Fred Meyer Inc.
7.45%, 03/01/08	250,000	267,915
General Mills Inc.
5.13%, 02/15/07	150,000	152,529
Kellogg Co.
6.60%, 04/01/11	250,000	272,501
Kraft Foods Inc.
5.63%, 11/01/11	150,000	155,641
Safeway Inc.
7.50%, 09/15/09	285,000	311,365
SUPERVALU Inc.
7.88%, 08/01/09	150,000	167,941
Unilever Capital Corp.
7.13%, 11/01/10	250,000	280,000

		2,292,942

FOREST PRODUCTS & PAPER—0.38%
International Paper Co.
6.75%, 09/01/11	200,000	219,273
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	111,530
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	439,335

		770,138

GAS—0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	171,203

		171,203

HEALTH CARE-PRODUCTS—0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	188,149

		188,149

HEALTH CARE-SERVICES—0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	110,896
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	97,040

		207,936

INSURANCE—0.58%
Allstate Corp.
7.20%, 12/01/09	250,000	276,267
American International Group Inc.
4.25%, 05/15/13	150,000	140,897
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	100,906
Hartford Life Inc.
7.38%, 03/01/31	100,000	119,903
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	117,085
MetLife Inc.
5.38%, 12/15/12	200,000	204,292
Progessive Corp.
6.63%, 03/01/29	100,000	111,892
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	103,182

		1,174,424

INVESTMENT COMPANIES—0.12%
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	249,758

		249,758

MACHINERY—0.18%
Caterpillar Inc.
7.25%, 09/15/09	250,000	275,188
General Electric Co.
5.00%, 02/01/13	100,000	99,855

		375,043

MANUFACTURING—0.10%
Tyco International Group SA
6.38%, 10/15/11	200,000	213,510

		213,510

MEDIA—0.85%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	382,229
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	144,371
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	96,752
News America Holdings
8.00%, 10/17/16	100,000	118,174
News America Inc.
6.20%, 12/15/34 (2)	100,000	98,877
TCI Communications Inc.
8.75%, 08/01/15	350,000	437,696
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	245,055
Viacom Inc.
5.63%, 08/15/12	200,000	202,400

		1,725,554

MINING—0.26%
Alcan Inc.
4.88%, 09/15/12	150,000	149,780
Alcoa Inc.
7.38%, 08/01/10	250,000	281,100
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	98,801

		529,681

MULTI-NATIONAL—1.32%
Asian Development Bank
6.75%, 06/11/07	250,000	264,267
European Investment Bank
2.38%, 06/15/07	700,000	675,995
4.63%, 03/01/07	250,000	252,900
Inter-American Development Bank
7.38%, 01/15/10 (1)	750,000	845,648
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	647,406

		2,686,216

OIL & GAS—1.36%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	120,956

Apache Finance Canada
7.75%, 12/15/29	100,000	131,004
BP Capital Markets PLC
2.35%, 06/15/06	150,000	147,143
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	118,933
Conoco Funding Co.
5.45%, 10/15/06	200,000	204,274
6.35%, 10/15/11	300,000	326,960
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	275,257
Marathon Oil Corp.
6.13%, 03/15/12	150,000	160,123
Norsk Hydro ASA
6.36%, 01/15/09	140,000	148,812
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	109,327
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	160,500
9.38%, 12/02/08 (2)	150,000	169,275
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	266,095
Texaco Capital Inc.
5.50%, 01/15/09	150,000	155,747
Valero Energy Corp.
6.88%, 04/15/12	250,000	277,492

		2,771,898

PHARMACEUTICALS—0.23%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	156,673
Pharmacia Corp.
6.50%, 12/01/18	150,000	168,101
Wyeth
5.50%, 03/15/13	150,000	152,478

		477,252

PIPELINES—0.21%
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	170,329
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	151,787
KN Energy Inc.
7.25%, 03/01/28	100,000	113,198

		435,314

REAL ESTATE—0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	165,195

		165,195

REAL ESTATE INVESTMENT TRUSTS—0.20%
Boston Properties Inc.
6.25%, 01/15/13	200,000	213,931
Simon Property Group LP
5.63%, 08/15/14	200,000	200,924

		414,855

RETAIL—0.31%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	128,376
Target Corp.
7.00%, 07/15/31 (1)	150,000	180,278
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	321,952

		630,606

SAVINGS & LOANS—0.25%
Washington Mutual Bank
5.65%, 08/15/14	250,000	254,343
Washington Mutual Inc.
7.50%, 08/15/06	250,000	260,556

		514,899

TELECOMMUNICATIONS—2.08%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	568,697
BellSouth Corp.
5.20%, 09/15/14	250,000	247,312
6.88%, 10/15/31	150,000	166,969

British Telecom PLC
8.88%, 12/15/30	100,000	133,249
Deutsche Telekom International Finance AG
8.50%, 06/15/10	300,000	345,024
France Telecom SA
8.00%, 03/01/11	150,000	171,635
GTE Corp.
7.51%, 04/01/09	150,000	164,563
Koninklijke KPN NV
8.00%, 10/01/10	150,000	171,321
Motorola Inc.
7.63%, 11/15/10	100,000	112,366
SBC Communications Inc.
5.10%, 09/15/14	300,000	292,404
6.25%, 03/15/11	250,000	265,284
Sprint Capital Corp.
6.88%, 11/15/28	150,000	160,589
8.38%, 03/15/12 (1)	150,000	175,305
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	148,194
Telefonica Europe BV
8.25%, 09/15/30	150,000	197,681
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	237,278
Verizon New York Inc.
7.38%, 04/01/32	150,000	168,341
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	154,013
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	152,812
Vodafone Group PLC
7.75%, 02/15/10	200,000	225,884

		4,258,921

TRANSPORTATION—0.52%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	277,462
Canadian National Railway Co.
6.45%, 07/15/06	200,000	205,576
CSX Corp.
7.95%, 05/01/27	100,000	125,836
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	180,515
Union Pacific Corp.
6.79%, 11/09/07	250,000	264,532

		1,053,921

TOTAL CORPORATE BONDS & NOTES (Cost: $50,057,290)		50,823,823

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—2.00%
MORTGAGE-BACKED SECURITIES—2.00%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	874,083
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,073,739
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	800,000	886,007
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,146,918
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	100,000	104,250

		4,084,997

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $4,232,780)		4,084,997

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.19%
ILLINOIS—0.10%
Illinois State, Pension Funding
5.10%, 06/01/33 (1)	200,000	190,858

		190,858

NEW JERSEY—0.09%
New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	188,944

		188,944

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $375,108)		379,802

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(7)—1.75%
British Columbia (Province of)
6.50%, 01/15/26	100,000	117,572
Finland (Republic of)
6.95%, 02/15/26	100,000	123,343
Hydro-Quebec
6.30%, 05/11/11	150,000	162,212
Israel (State of)
4.63%, 06/15/13 (1)	100,000	96,028
Italy (Republic of)
4.38%, 10/25/06	250,000	251,309
6.00%, 02/22/11	450,000	482,207
6.88%, 09/27/23	200,000	237,718
Korea Development Bank
5.25%, 11/16/06	150,000	152,278
Manitoba (Province of)
4.25%, 11/20/06	250,000	251,579
Mexico Government International Bond
9.88%, 01/15/07	100,000	109,100
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	158,759
Ontario (Province of)
5.50%, 10/01/08	200,000	207,527
Quebec (Province of)
5.75%, 02/15/09 (1)	150,000	156,644
6.13%, 01/22/11	150,000	160,599
United Mexican States
6.38%, 01/16/13	600,000	622,500
8.13%, 12/30/19	250,000	286,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,514,602)		3,575,875

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—70.12%
MORTGAGE-BACKED SECURITIES—35.46%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,787,158	3,626,376
4.50%, 04/01/18	1,605,247	1,574,716
4.50%, 11/01/18	1,197,140	1,174,371
4.50%, 01/01/19	227,267	222,944
4.50%, 02/01/19	3,044,573	2,986,668
5.00%, 10/01/18	1,896,400	1,899,479
5.50%, 12/01/18	3,120,391	3,188,056
5.50%, 04/01/33	2,431,407	2,442,190
5.50%, 03/01/34	5,277,219	5,294,443
6.00%, 08/01/34	5,850,602	5,989,838
6.50%, 06/01/31	437,606	454,920
8.00%, 12/01/24	1,328,390	1,436,357
Federal National Mortgage Association
5.00%, 01/01/19	5,105,931	5,108,714
5.00%, 03/01/34	9,602,314	9,415,072
5.50%, 07/01/33	2,730,129	2,739,268
5.50%, 03/01/34	123,511	123,775
5.50%, 06/01/34	461,515	462,501
5.50%, 08/01/34	543,477	544,802
5.50%, 09/01/34	642,667	644,040
5.50%, 10/01/34	1,138,495	1,140,927
5.50%, 11/01/34	4,610,353	4,620,199
5.50%, 01/01/35	1,000,100	1,002,236
5.50%, 02/01/35	1,000,099	1,002,298
6.00%, 07/01/34	1,896,511	1,938,997
6.00%, 09/01/34	2,666,527	2,726,263
6.50%, 01/01/29	5,807,648	6,050,258
7.00%, 02/01/32	489,822	516,631
Government National Mortgage Association
5.50%, 09/15/34	2,000,199	2,020,191
7.50%, 12/15/23	1,941,547	2,096,518

		72,443,048

U.S. GOVERNMENT AGENCY OBLIGATIONS—11.83%
Federal Home Loan Bank
5.38%, 05/15/06	1,000,000	1,017,215
5.75%, 05/15/12	700,000	747,939
5.95%, 07/28/08	1,500,000	1,580,232
Federal Home Loan Mortgage Corp.
3.50%, 09/15/07 (1)	1,000,000	987,902
4.75%, 10/11/12	1,000,000	983,975
5.50%, 07/15/06	5,600,000	5,718,031
6.25%, 07/15/32 (1)	320,000	368,664
Federal National Mortgage Association
2.25%, 05/15/06 (1)	1,000,000	983,492
4.63%, 10/15/13 (1)	1,000,000	986,346
5.25%, 06/15/06	2,000,000	2,033,312
5.25%, 01/15/09	1,500,000	1,545,994
5.38%, 11/15/11	1,000,000	1,037,973
6.00%, 05/15/08	2,000,000	2,101,376
6.25%, 02/01/11 (1)	1,000,000	1,068,534
7.25%, 01/15/10	1,000,000	1,116,418
Financing Corp.
8.60%, 09/26/19	650,000	879,400
Tennessee Valley Authority
6.25%, 12/15/17	400,000	447,100
7.13%, 05/01/30	450,000	572,366

		24,176,269

U.S. GOVERNMENT SECURITIES—22.83%
U.S. Treasury Bonds
5.25%, 02/15/29	550,000	579,154
5.38%, 02/15/31 (1)	2,020,000	2,201,564
6.25%, 08/15/23 (1)	1,000,000	1,164,336
6.38%, 08/15/27	900,000	1,081,300
7.25%, 05/15/16	1,000,000	1,226,289
7.63%, 02/15/25 (1)	1,500,000	2,020,957
8.00%, 11/15/21	1,000,000	1,357,969
8.75%, 05/15/17	500,000	687,051
8.75%, 05/15/20 (1)	2,000,000	2,843,984
9.13%, 05/15/18 (1)	500,000	714,355
12.50%, 08/15/14	400,000	531,953
U.S. Treasury Notes
3.13%, 01/31/07 (1)	3,700,000	3,658,086
3.38%, 02/15/08 (1)	1,800,000	1,773,000
3.63%, 07/15/09 (1)	1,300,000	1,274,863
4.25%, 11/15/14 (1)	3,350,000	3,280,776
4.38%, 05/15/07 (1)	4,200,000	4,246,922
4.63%, 05/15/06	300,000	303,598
4.75%, 05/15/14 (1)	3,900,000	3,973,125
4.88%, 02/15/12	2,400,000	2,478,281
5.63%, 05/15/08 (1)	6,200,000	6,498,133
6.00%, 08/15/09 (1)	1,100,000	1,182,070
6.50%, 10/15/06	2,900,000	3,021,098
6.50%, 02/15/10 (1)	500,000	550,566

		46,649,430

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $143,039,911)		143,268,747

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—21.69%
COMMERCIAL PAPER—4.98% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$75,758	74,873
Amsterdam Funding Corp.
2.75%—2.80%, 04/11/05—04/20/05	1,287,301	1,285,887
ANZ National Bank Ltd.
2.94%, 08/15/05	91,130	90,119
Bryant Park Funding LLC
2.75%—2.80%, 04/18/05—05/03/05	154,921	154,675
Cantabric Finance LLC
2.80%, 04/29/05	98,420	98,206
Chariot Funding LLC
2.70%, 04/06/05	49,210	49,192
Chesham Finance LLC
2.71%—2.80%, 04/07/05—04/18/05	184,082	183,926
Corporate Asset Funding
2.75%, 05/05/05	127,582	127,250
CRC Funding LLC
2.74%, 04/28/05	91,130	90,943
DEPFA Bank PLC
2.28%, 05/03/05	91,130	90,946

Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	619,683	616,718
Fairway Finance LLC
3.15%, 09/15/05	162,129	159,760
Falcon Asset Securitization Corp.
2.75%, 04/14/05	72,904	72,832
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	226,002	225,553
Fortis Funding LLC
2.35%, 05/09/05	255,164	254,531
General Electric Capital Corp.
2.74%, 07/07/05	91,130	90,458
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	518,084	517,095
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	546,779	540,055
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,408,336	1,406,561
Kitty Hawk Funding Corp.
2.75%, 04/15/05	254,134	253,862
Liberty Street Funding Corp.
2.80%, 04/20/05	91,369	91,234
Moat Funding LLC
2.74%, 05/02/05	127,582	127,281
Mortgage Interest Networking Trust
2.77%, 04/13/05	151,276	151,136
New Center Asset Trust
2.80%, 04/15/05	182,260	182,061
Nordea North America Inc.
2.74%, 07/11/05	91,130	90,429
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	207,895	207,638
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	586,822	585,982
Polonius Inc.
2.82%, 04/28/05	151,276	150,956
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	156,969	156,812
Ranger Funding Co. LLC
2.75%, 04/14/05	273,390	273,119
Santander Central Hispano
2.75%, 07/08/05	227,825	226,122
Scaldis Capital LLC
2.75%, 07/08/05	45,616	45,274
Societe Generale
2.75%, 05/03/05	164,034	163,633
Sydney Capital Corp.
2.75%, 04/12/05	318,171	317,904
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	158,566	158,332
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	158,810	158,649
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	118,857	118,739
Tulip Funding Corp.
2.71%, 04/08/05	150,720	150,640
Variable Funding Capital Corp.
2.80%, 04/20/05	140,340	140,133
Yorktown Capital LLC
2.80%, 04/20/05	286,148	285,726

		10,165,242

FLOATING RATE NOTES—7.08% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (2)	83,840	83,842
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	637,909	638,013
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	118,469	118,443
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (2)	592,344	592,391
BMW US Capital LLC
2.82%, 04/18/06 (2)	182,260	182,260
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	619,683	619,577
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (2)	546,779	546,757
Commodore CDO Ltd.
3.08%, 12/12/05	45,565	45,565
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	546,779	546,708

DEPFA Bank PLC
2.99%, 12/15/05	182,260	182,260
Dorada Finance Inc.
2.66%, 07/29/05 (2)	151,276	151,261
Fairway Finance LLC
2.80%, 06/20/05	91,130	91,128
Fifth Third Bancorp
2.81%, 02/23/06 (2)	364,520	364,520
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (2)	236,938	236,948
General Electric Capital Corp.
2.86%, 03/09/06	82,017	82,121
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	66,548	66,548
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	118,469	118,469
Hartford Life Global Funding Trust
2.80%, 02/15/06	182,260	182,260
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	546,779	546,780
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (2)	820,169	820,181
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (2)	191,373	191,373
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (2)	747,265	747,432
Lothian Mortgages PLC
2.84%, 01/24/06 (2)	364,520	364,520
Marshall & Ilsley Corp.
2.95%, 02/20/06	182,260	182,454
MetLife Funding Inc.
2.74%, 03/06/06 (2)	273,390	273,390
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	455,649	455,622
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (2)	674,361	674,490
Norddeutsche Landesbank
2.63%, 07/27/05	182,260	182,239
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (2)	546,779	546,780
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	647,022	647,023
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (2)	100,243	100,223
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (2)	929,525	929,560
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (2)	560,813	560,795
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	546,779	546,780
Wells Fargo & Co.
2.78%, 03/15/06 (2)	91,130	91,142
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (2)	637,909	637,861
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (2)	918,589	918,530
Winston Funding Ltd.
2.75%, 04/25/05 (2)	130,133	130,133
World Savings Bank
2.71%, 09/09/05	63,791	63,788

		14,460,167

MONEY MARKET FUNDS—1.50%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (4)	729,039	729,039
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4)	2,235,502	2,235,502
BlackRock Temp Cash Money Market Fund (3)	33,990	33,990
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	76,399	76,399

		3,074,930

REPURCHASE AGREEMENTS—5.08% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $4,010,038 and effective yields of 2.89% - 2.90%. (5)	$4,009,716	4,009,716
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,645,488 and an effective yield of 2.89%. (5)	3,645,196	3,645,196

Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,734,116 and an effective yield of 2.89%. (5)	2,733,897	2,733,897

		10,388,809

TIME DEPOSITS—2.81% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	127,582	127,581
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	182,260	182,260
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	255,164	255,164
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	236,938	236,938
First Tennessee Bank
2.77%, 04/15/05	91,130	91,130
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	226,002	226,002
Natexis Banques
2.98%, 08/18/05	182,260	182,260
Norddeutsche Landesbank
2.11%, 06/07/05	182,260	182,253
Rabobank Nederland NV NY
2.84%, 04/01/05	1,341,077	1,341,077
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	446,536	446,537
SunTrust Bank
2.68%, 05/03/05	182,260	182,244
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	619,683	619,664
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	328,068	328,066
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	902,186	902,186
Wells Fargo Bank N.A.
2.79%, 04/15/05	182,260	182,259
World Savings Bank
2.75%, 05/03/05	255,164	255,164

		5,740,785

U.S. GOVERNMENT AGENCY NOTES—0.24% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	218,444	218,148
Federal National Mortgage Association
2.33%, 07/22/05	273,390	271,412

		489,560

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,319,493)		44,319,493

TOTAL INVESTMENTS IN SECURITIES — 120.62% (Cost: $245,539,184) (6)		246,452,737

Other Assets, Less Liabilities — (20.62%)		(42,124,189)

NET ASSETS — 100.00%		$204,328,548

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Master Portolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $245,590,092. Net unrealized appreciation aggregated $862,645, of which $3,215,381 represented gross unrealized appreciation on securities and $2,352,736 represented gross unrealized depreciation on securities.
(7)	Investments are denominated in U.S. dollars.

See accompanying notes to schedules of investments.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments

March 31, 2005 (Unaudited)

The Government Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Government Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $423,103,830, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.99% (1)

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,793 and an effective yield of 2.89%.	$84,613,000	$84,613,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,816 and an effective yield of 2.90%.	84,613,000	84,613,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,793 and an effective yield of 2.89%.	84,613,000	84,613,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,769 and an effective yield of 2.88%.	84,613,000	84,613,000

Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,746 and an effective yield of 2.87%.	84,613,000	84,613,000

TOTAL REPURCHASE AGREEMENTS (Cost: $423,065,000)		423,065,000

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $423,065,000) (2)		423,065,000

Other Assets, Less Liabilities — 0.01%		38,830

NET ASSETS — 100.00%		$423,103,830

(1)	See Note 1 for information regarding collateral.
(2)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments

March 31, 2005 (Unaudited)

The Institutional Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $5,887,840,910, which represents 90.41% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—9.67%
Credit Suisse First Boston
2.81%, 05/03/05	$150,000,000	$150,000,000
HBOS Treasury Services PLC
3.56%, 03/14/06	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,999,363
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,998,416
1.63%, 04/27/05	35,000,000	34,999,501
1.72%, 05/05/05	25,000,000	24,999,653
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,691
2.80%, 04/29/05	50,000,000	50,000,000
UBS AG
1.91%, 05/11/05	25,000,000	24,999,454
UBS Finance (Delaware)
2.81%, 05/03/05	135,000,000	135,000,599
World Savings Bank
2.75%, 05/03/05	30,000,000	30,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $629,997,677)		629,997,677

COMMERCIAL PAPER—8.60%
CAFCO LLC
2.74%, 04/28/05 (1)	10,000,000	9,979,450
Cantabric Finance LLC
2.80%, 04/29/05 (1)	20,000,000	19,956,444
Edison Asset Securitization
2.26%, 05/04/05	75,000,000	74,844,626
2.74%, 05/03/05 (1)	15,000,000	14,963,467
Gemini Securitization Corp.
2.74%, 04/27/05 (1)	20,777,000	20,735,885
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,335,866
3.12%, 09/06/05	50,000,000	49,315,333
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,630,862
Grampian Funding LLC
2.95%, 08/17/05 (1)	65,000,000	64,266,204
3.12%, 09/07/05 (1)	75,000,000	73,966,500
Jupiter Securitization Corp.
2.80%, 04/28/05 (1)	25,000,000	24,947,500
Moat Funding LLC
2.74%, 05/02/05 (1)	10,000,000	9,976,406
Scaldis Capital LLC
2.80%, 04/25/05 (1)	68,111,000	67,983,859
Thunder Bay Funding Inc.
2.74%, 05/02/05 (1)	20,000,000	19,952,811

TOTAL COMMERCIAL PAPER (Cost: $559,855,213)		559,855,213

MEDIUM-TERM NOTES—1.84%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,993,595
K2 USA LLC
2.43%, 08/01/05 (1)	20,000,000	19,998,677
Sigma Finance Inc.
1.48%, 04/15/05 (1)	50,000,000	49,995,070

TOTAL MEDIUM-TERM NOTES (Cost: $119,987,342)		119,987,342

TIME DEPOSITS—7.80%
SunTrust Bank
2.81%, 04/01/05	307,970,000	307,970,000
US Bank N.A.
2.83%, 04/01/05	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $507,970,000)		507,970,000

VARIABLE & FLOATING RATE NOTES—41.39%
American Express Centurion Bank
2.69%, 09/01/05	50,000,000	50,007,972
2.77%, 04/15/05	100,000,000	99,998,008
ASIF Global Financing
2.84%, 02/23/06 (1)	75,000,000	74,994,518
Bear Stearns Companies Inc. (The)
2.90%, 09/16/05	100,000,000	100,000,000
Capital One Auto Finance Trust Series 2004-B Class A-1
2.78%, 10/17/05	7,433,656	7,433,656
Citigroup Inc.
2.75%, 11/04/05	100,000,000	100,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
3.08%, 12/12/05	25,000,000	25,000,000
DEPFA Bank PLC
2.99%, 12/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.79%, 09/15/05 (1)	82,000,000	82,002,945
Goldman Sachs Group Inc. (The)
2.82%, 07/29/05 (1)	50,000,000	50,000,000
HBOS Treasury Services PLC
3.08%, 01/24/06 (1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.86%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.73%, 06/10/05 (1)	50,000,000	49,998,651
2.80%, 02/15/06 (1)	25,000,000	25,004,812
3.57%, 03/16/06 (1)	15,000,000	15,000,000
Leafs LLC
2.85%, 02/21/06 (1)	20,000,000	20,000,000
LEEK Series 14A Class A1
2.85%, 09/21/36 (1)	65,491,200	65,491,200
Links Finance LLC
2.80%, 10/17/05 (1)	65,000,000	65,002,740
2.81%, 07/26/05 (1)	25,000,000	24,997,623
2.85%, 07/29/05	50,000,000	50,004,009
Lothian Mortgages PLC, Series 4A, Class A1
2.84%, 01/24/06 (1)	100,000,000	100,000,000
Marshall & Ilsley Bank
2.95%, 02/20/06	30,000,000	30,031,885
Metropolitan Life Insurance Funding Agreement
2.74%, 07/18/05	25,000,000	25,000,000
2.79%, 07/25/05	50,000,000	50,000,000
Morgan Stanley
2.71%, 03/03/06 (1)	100,000,000	100,000,000
2.93%, 08/15/05	25,000,000	25,013,885
3.00%, 05/04/05	40,000,000	40,010,175
National City Bank
2.65%, 08/02/05	50,000,000	49,992,649
Nationwide Building Society
3.12%, 01/27/06 (1)	100,000,000	100,000,000
Northern Rock PLC
2.73%, 02/03/06 (1)	70,000,000	70,000,000
Permanent Financing No.5 Series 1 Class A
2.75%, 06/10/05	40,000,000	40,000,000
Permanent Financing PLC
2.80%, 03/10/06	150,000,000	150,000,000
Sigma Finance Inc.
2.76%, 07/15/05 (1)	25,000,000	24,997,835
2.76%, 11/18/05 (1)	70,000,000	69,986,673
Strips III LLC
2.90%, 07/25/05	32,873,093	32,873,093
Travelers Insurance Co. Funding Agreement
2.83%, 02/03/06	50,000,000	50,000,000
2.93%, 08/19/05	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.84%, 04/25/05	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.84%, 04/25/05	100,000,000	100,000,000
Westpac Banking Corp.
2.99%, 01/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
2.72%, 12/08/05 (1)	30,000,000	29,996,906
2.77%, 02/15/06 (1)	20,000,000	19,995,580
White Pine Finance LLC
2.77%, 03/15/06 (1)	46,000,000	45,987,790
2.81%, 12/28/05 (1)	67,000,000	66,990,037
Winston Funding Ltd.
2.75%, 04/25/05 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,695,812,642)		2,695,812,642

REPURCHASE AGREEMENTS—30.56% (2)
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $300,024,375 and an effective yield of 2.93%.	300,000,000	300,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,222 and an effective yield of 2.90%.	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $240,019,461 and effective yields of 2.89% - 2.93%.	240,000,000	240,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,200 and an effective yield of 2.88%.	40,000,000	40,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,189 and an effective yield of 2.87%.	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 3/22/05, due 9/26/05, with a maturity value of $152,152,500 and an effective yield of 3.00%.	150,000,000	150,000,000
Merrill Lynch Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $140,011,364 and effective yields of 2.89% - 2.94%.	140,000,000	140,000,000
Morgan Stanley Dean Witter Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,000,080,278 and an effective yield of 2.89%.	1,000,000,000	1,000,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,990,000,000)		1,990,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $6,503,622,874) (3)		6,503,622,874

Other Assets, Less Liabilities — 0.14%		8,975,390

NET ASSETS — 100.00%		$6,512,598,264

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

The LifePath Retirement Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath Retirement Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $101,583,624, which represents 52.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—85.75%
Active Stock Master Portfolio (1)		$41,718,669
CoreAlpha Bond Master Portfolio (1)		125,786,841

TOTAL MASTER PORTFOLIOS		167,505,510

Security	Shares	Value
EXCHANGE-TRADED FUNDS—14.02%
iShares MSCI EAFE Index Fund (1) (2)	108,375	17,217,536
iShares Russell 2000 Index Fund (1) (2)	44,103	5,387,181
iShares S&P MidCap 400 Index Fund (1) (2)	36,299	4,772,593

TOTAL EXCHANGE-TRADED FUNDS (Cost: $24,593,291)		27,377,310

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.55%
COMMERCIAL PAPER—1.47% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$21,400	21,155
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	363,642	363,242
ANZ National Bank Ltd.
2.94%, 08/15/05	25,743	25,457
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	43,763	43,693
Cantabric Finance LLC
2.80%, 04/29/05	27,802	27,742
Chariot Funding LLC
2.70%, 04/06/05	13,901	13,896
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	52,000	51,955
Corporate Asset Funding
2.75%, 05/05/05	36,040	35,946
CRC Funding LLC
2.74%, 04/28/05	25,743	25,690
DEPFA Bank PLC
2.28%, 05/03/05	25,743	25,691
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	175,051	174,213
Fairway Finance LLC
3.15%, 09/15/05	45,799	45,130
Falcon Asset Securitization Corp.
2.75%, 04/14/05	20,594	20,574
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	63,842	63,716
Fortis Funding LLC
2.35%, 05/09/05	72,080	71,901
General Electric Capital Corp.
2.74%, 07/07/05	25,743	25,553
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	146,351	146,071
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	154,457	152,558
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	397,833	397,332
Kitty Hawk Funding Corp.
2.75%, 04/15/05	71,789	71,712
Liberty Street Funding Corp.
2.80%, 04/20/05	25,810	25,772
Moat Funding LLC
2.74%, 05/02/05	36,040	35,955
Mortgage Interest Networking Trust
2.77%, 04/13/05	42,733	42,694
New Center Asset Trust
2.80%, 04/15/05	51,486	51,429
Nordea North America Inc.
2.74%, 07/11/05	25,743	25,545

Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	58,727	58,654
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	165,768	165,531
Polonius Inc.
2.82%, 04/28/05	42,733	42,643
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	44,341	44,296
Ranger Funding Co. LLC
2.75%, 04/14/05	77,228	77,152
Santander Central Hispano
2.75%, 07/08/05	64,357	63,876
Scaldis Capital LLC
2.75%, 07/08/05	12,886	12,789
Societe Generale
2.75%, 05/03/05	46,337	46,224
Sydney Capital Corp.
2.75%, 04/12/05	89,878	89,803
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	44,792	44,726
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	44,861	44,815
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	33,575	33,542
Tulip Funding Corp.
2.71%, 04/08/05	42,576	42,554
Variable Funding Capital Corp.
2.80%, 04/20/05	39,644	39,585
Yorktown Capital LLC
2.80%, 04/20/05	80,832	80,713

		2,871,525

FLOATING RATE NOTES—2.09% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	23,683	23,684
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	180,199	180,229
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	33,466	33,458
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	167,328	167,341
BMW US Capital LLC
2.82%, 04/18/06 (4)	51,486	51,486
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	175,051	175,021
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	154,457	154,450
Commodore CDO Ltd.
3.08%, 12/12/05	12,871	12,871
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	154,457	154,436
DEPFA Bank PLC
2.99%, 12/15/05	51,486	51,486
Dorada Finance Inc.
2.66%, 07/29/05 (4)	42,733	42,729
Fairway Finance LLC
2.80%, 06/20/05	25,743	25,743
Fifth Third Bancorp
2.81%, 02/23/06 (4)	102,971	102,971
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	66,931	66,934
General Electric Capital Corp.
2.86%, 03/09/06	23,168	23,199
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	18,799	18,799
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	33,466	33,466
Hartford Life Global Funding Trust
2.80%, 02/15/06	51,486	51,486
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	154,457	154,458
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	231,685	231,688
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	54,060	54,060
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	211,091	211,139
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	102,971	102,971

Marshall & Ilsley Corp.
2.95%, 02/20/06	51,486	51,540
MetLife Funding Inc.
2.74%, 03/06/06 (4)	77,228	77,229
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	128,714	128,707
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	190,496	190,534
Norddeutsche Landesbank
2.63%, 07/27/05	51,486	51,480
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	154,457	154,457
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	182,774	182,773
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	28,317	28,311
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	262,576	262,587
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	158,421	158,417
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	154,457	154,458
Wells Fargo & Co.
2.78%, 03/15/06 (4)	25,743	25,746
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	180,199	180,187
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	259,487	259,471
Winston Funding Ltd.
2.75%, 04/25/05 (4)	36,761	36,761
World Savings Bank
2.71%, 09/09/05	18,020	18,019

		4,084,782

MONEY MARKET FUNDS—0.59%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	205,942	205,942
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	915,848	915,848
BlackRock Temp Cash Money Market Fund (3)	9,602	9,602
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	21,582	21,582

		1,152,974

REPURCHASE AGREEMENTS—1.50% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $1,132,773 and effective yields of 2.89% - 2.90%. (5)	$1,132,682	1,132,682
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,029,793 and an effective yield of 2.89%. (5)	1,029,711	1,029,711
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $772,345 and an effective yield of 2.89%. (5)	772,283	772,283

		2,934,676

TIME DEPOSITS—0.83% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	36,040	36,022
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	51,486	51,486
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	72,080	72,080
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	66,931	66,932
First Tennessee Bank
2.77%, 04/15/05	25,743	25,743
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	63,842	63,842
Natexis Banques
2.98%, 08/18/05	51,486	51,486
Norddeutsche Landesbank
2.11%, 06/07/05	51,486	51,484
Rabobank Nederland NV NY
2.84%, 04/01/05	378,833	378,833
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	126,140	126,140
SunTrust Bank
2.68%, 05/03/05	51,486	51,481
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	175,051	175,044
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	92,674	92,674

Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	254,853	254,854
Wells Fargo Bank N.A.
2.79%, 04/15/05	51,486	51,485
World Savings Bank
2.75%, 05/03/05	72,080	72,080

		1,621,666

U.S. GOVERNMENT AGENCY NOTES—0.07% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	61,707	61,624
Federal National Mortgage Association
2.33%, 07/22/05	77,228	76,670

		138,294

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,803,917)		12,803,917

TOTAL INVESTMENTS — 106.32% (6)		207,686,737

Other Assets, Less Liabilities — (6.32%)		(12,341,393)

NET ASSETS — 100.00%		$195,345,344

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $37,399,949. Net unrealized appreciation aggregated $2,781,278, of which $2,781,278 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2010 PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

The LifePath 2010 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2010 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $329,275,046, which represents 62.23% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—82.34%
Active Stock Master Portfolio (1)		$156,856,670
CoreAlpha Bond Master Portfolio (1)		278,801,948

TOTAL MASTER PORTFOLIOS		435,658,618

Security	Shares	Value
EXCHANGE-TRADED FUNDS—17.35%
iShares MSCI EAFE Index Fund (1) (2)	386,535	61,408,815
iShares Russell 2000 Index Fund (1) (2)	132,346	16,166,064
iShares S&P MidCap 400 Index Fund (1) (2)	108,298	14,239,021

TOTAL EXCHANGE-TRADED FUNDS (Cost: $81,862,696)		91,813,900

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.61%
COMMERCIAL PAPER—1.19% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$46,995	46,456
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	798,549	797,672
ANZ National Bank Ltd.
2.94%, 08/15/05	56,530	55,904
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	96,102	95,949
Cantabric Finance LLC
2.80%, 04/29/05	61,053	60,920
Chariot Funding LLC
2.70%, 04/06/05	30,526	30,515
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	114,191	114,095
Corporate Asset Funding
2.75%, 05/05/05	79,143	78,937
CRC Funding LLC
2.74%, 04/28/05	56,530	56,414
DEPFA Bank PLC
2.28%, 05/03/05	56,530	56,416
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	384,407	382,568
Fairway Finance LLC
3.15%, 09/15/05	100,573	99,104
Falcon Asset Securitization Corp.
2.75%, 04/14/05	45,224	45,180
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	140,195	139,917
Fortis Funding LLC
2.35%, 05/09/05	158,285	157,893
General Electric Capital Corp.
2.74%, 07/07/05	56,530	56,113
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	321,382	320,768
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	339,183	335,011
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	873,630	872,526
Kitty Hawk Funding Corp.
2.75%, 04/15/05	157,646	157,478
Liberty Street Funding Corp.
2.80%, 04/20/05	56,679	56,595
Moat Funding LLC
2.74%, 05/02/05	79,143	78,956
Mortgage Interest Networking Trust
2.77%, 04/13/05	93,841	93,754
New Center Asset Trust
2.80%, 04/15/05	113,061	112,938

Nordea North America Inc.
2.74%, 07/11/05	56,530	56,096
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	128,963	128,803
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	364,022	363,501
Polonius Inc.
2.82%, 04/28/05	93,841	93,642
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	97,373	97,274
Ranger Funding Co. LLC
2.75%, 04/14/05	169,591	169,423
Santander Central Hispano
2.75%, 07/08/05	141,326	140,270
Scaldis Capital LLC
2.75%, 07/08/05	28,297	28,085
Societe Generale
2.75%, 05/03/05	101,755	101,506
Sydney Capital Corp.
2.75%, 04/12/05	197,370	197,204
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	98,363	98,218
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	98,514	98,414
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	73,730	73,657
Tulip Funding Corp.
2.71%, 04/08/05	93,496	93,447
Variable Funding Capital Corp.
2.80%, 04/20/05	87,057	86,929
Yorktown Capital LLC
2.80%, 04/20/05	177,506	177,243

		6,305,791

FLOATING RATE NOTES—1.70% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	52,008	52,010
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	395,713	395,777
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	73,490	73,473
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	367,448	367,476
BMW US Capital LLC
2.82%, 04/18/06 (4)	113,061	113,061
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	384,407	384,341
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	339,183	339,169
Commodore CDO Ltd.
3.08%, 12/12/05	28,265	28,265
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	339,183	339,137
DEPFA Bank PLC
2.99%, 12/15/05	113,061	113,061
Dorada Finance Inc.
2.66%, 07/29/05 (4)	93,841	93,832
Fairway Finance LLC
2.80%, 06/20/05	56,530	56,529
Fifth Third Bancorp
2.81%, 02/23/06 (4)	226,122	226,122
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	146,979	146,985
General Electric Capital Corp.
2.86%, 03/09/06	50,877	50,942
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	41,282	41,282
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	73,490	73,490
Hartford Life Global Funding Trust
2.80%, 02/15/06	113,061	113,061
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	339,183	339,183
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	508,774	508,783
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	118,714	118,714

Links Finance LLC
2.72% - 3.02%, 04/15/05 – 02/06/06 (4)	463,549	463,653
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	226,122	226,122
Marshall & Ilsley Corp.
2.95%, 02/20/06	113,061	113,181
MetLife Funding Inc.
2.74%, 03/06/06 (4)	169,591	169,591
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 – 08/09/05	282,652	282,636
Nationwide Building Society
2.75% - 3.12%, 01/13/06 – 04/07/06 (4)	418,325	418,405
Norddeutsche Landesbank
2.63%, 07/27/05	113,061	113,049
Northern Rock PLC
2.73% - 2.82%, 10/25/05 – 02/03/06 (4)	339,183	339,183
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 – 03/10/06	401,366	401,366
Sedna Finance Inc.
2.78%, 01/10/06 – 01/17/06 (4)	62,183	62,171
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 – 01/09/06 (4)	576,610	576,633
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 – 09/15/05 (4)	347,888	347,876
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	339,183	339,182
Wells Fargo & Co.
2.78%, 03/15/06 (4)	56,530	56,538
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 – 01/17/06 (4)	395,713	395,684
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 – 01/13/06 (4)	569,827	569,790
Winston Funding Ltd.
2.75%, 04/25/05 (4)	80,725	80,725
World Savings Bank
2.71%, 09/09/05	39,571	39,570

		8,970,048

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	452,243	452,243
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	3,576,457	3,576,457
BlackRock Temp Cash Money Market Fund (3)	21,085	21,085
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares (3)	47,393	47,393

		4,097,178

REPURCHASE AGREEMENTS—1.22% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $2,487,539 and effective yields of 2.89% - 2.90%. (5)	$2,487,339	2,487,339
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,261,399 and an effective yield of 2.89%. (5)	2,261,217	2,261,217
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,696,049 and an effective yield of 2.89%. (5)	1,695,913	1,695,913

		6,444,469

TIME DEPOSITS—0.67% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	79,143	79,136
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	113,061	113,061
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 – 08/23/05	158,285	158,285
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	146,979	146,979
First Tennessee Bank
2.77%, 04/15/05	56,530	56,530
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 – 12/14/05	140,195	140,196
Natexis Banques
2.98%, 08/18/05	113,061	113,061
Norddeutsche Landesbank
2.11%, 06/07/05	113,061	113,057
Rabobank Nederland NV NY
2.84%, 04/01/05	831,907	831,907
Societe Generale
2.81% - 2.83%, 04/01/05 – 05/03/05	276,999	276,999
SunTrust Bank
2.68%, 05/03/05	113,061	113,051

Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	384,407	384,396
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	203,510	203,509
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	559,651	559,651
Wells Fargo Bank N.A.
2.79%, 04/15/05	113,061	113,060
World Savings Bank
2.75%, 05/03/05	158,285	158,285

		3,561,163

U.S. GOVERNMENT AGENCY NOTES—0.06% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	135,507	135,323
Federal National Mortgage Association
2.33%, 07/22/05	169,591	168,365

		303,688

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,682,337)		29,682,337

TOTAL INVESTMENTS — 105.30%(6)		557,154,855

Other Assets, Less Liabilities — (5.30%)		(28,041,940)

NET ASSETS — 100.00%		$529,112,915

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $111,545,033. Net unrealized appreciation aggregated $9,951,204, of which $9,951,204 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2020 PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

The LifePath 2020 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2020 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $537,163,643, which represents 64.94% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—77.06%
Active Stock Master Portfolio (1)		$348,383,214
CoreAlpha Bond Master Portfolio (1)		289,082,769

TOTAL MASTER PORTFOLIOS		637,465,983

Security	Shares	Value
EXCHANGE-TRADED FUNDS—22.75%
iShares MSCI EAFE Index Fund (1) (2)	835,563	132,745,894
iShares Russell 2000 Index Fund (1) (2)	238,532	29,136,684
iShares S&P MidCap 400 Index Fund (1) (2)	200,187	26,320,587

TOTAL EXCHANGE-TRADED FUNDS (Cost: $168,681,551)		188,203,165

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.69%

COMMERCIAL PAPER—4.31% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$265,780	262,731
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	4,516,200	4,511,236
ANZ National Bank Ltd.
2.94%, 08/15/05	319,708	316,164
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	543,504	542,642
Cantabric Finance LLC
2.80%, 04/29/05	345,285	344,533
Chariot Funding LLC
2.70%, 04/06/05	172,643	172,578
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	645,811	645,262
Corporate Asset Funding
2.75%, 05/05/05	447,592	446,429
CRC Funding LLC
2.74%, 04/28/05	319,708	319,051
DEPFA Bank PLC
2.28%, 05/03/05	319,708	319,062
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,174,017	2,163,614
Fairway Finance LLC
3.15%, 09/15/05	568,793	560,482
Falcon Asset Securitization Corp.
2.75%, 04/14/05	255,767	255,513
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	792,877	791,300
Fortis Funding LLC
2.35%, 05/09/05	895,183	892,963
General Electric Capital Corp.
2.74%, 07/07/05	319,708	317,348
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,817,580	1,814,109
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,918,250	1,894,659
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	4,940,824	4,934,589
Kitty Hawk Funding Corp.
2.75%, 04/15/05	891,571	890,617
Liberty Street Funding Corp.
2.80%, 04/20/05	320,546	320,073
Moat Funding LLC
2.74%, 05/02/05	447,592	446,536
Mortgage Interest Networking Trust
2.77%, 04/13/05	530,716	530,226
New Center Asset Trust
2.80%, 04/15/05	639,417	638,720
Nordea North America Inc.
2.74%, 07/11/05	319,708	317,251

Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	729,351	728,446
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,058,730	2,055,784
Polonius Inc.
2.82%, 04/28/05	530,716	529,593
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	550,691	550,137
Ranger Funding Co. LLC
2.75%, 04/14/05	959,125	958,174
Santander Central Hispano
2.75%, 07/08/05	799,271	793,298
Scaldis Capital LLC
2.75%, 07/08/05	160,033	158,835
Societe Generale
2.75%, 05/03/05	575,475	574,068
Sydney Capital Corp.
2.75%, 04/12/05	1,116,230	1,115,292
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	556,293	555,470
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	557,149	556,582
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	416,983	416,569
Tulip Funding Corp.
2.71%, 04/08/05	528,766	528,487
Variable Funding Capital Corp.
2.80%, 04/20/05	492,351	491,623
Yorktown Capital LLC
2.80%, 04/20/05	1,003,884	1,002,401

		35,662,447

FLOATING RATE NOTES—6.13% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	294,132	294,141
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,237,959	2,238,323
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	415,621	415,527
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,078,104	2,078,270
BMW US Capital LLC
2.82%, 04/18/06 (4)	639,417	639,417
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,174,017	2,173,647
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	1,918,250	1,918,173
Commodore CDO Ltd.
3.08%, 12/12/05	159,854	159,854
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	1,918,250	1,917,999
DEPFA Bank PLC
2.99%, 12/15/05	639,417	639,417
Dorada Finance Inc.
2.66%, 07/29/05 (4)	530,716	530,664
Fairway Finance LLC
2.80%, 06/20/05	319,708	319,701
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,278,833	1,278,833
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	831,242	831,275
General Electric Capital Corp.
2.86%, 03/09/06	287,738	288,104
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	233,468	233,468
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	415,621	415,621
Hartford Life Global Funding Trust
2.80%, 02/15/06	639,417	639,417
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	1,918,250	1,918,251
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	2,877,375	2,877,419
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	671,388	671,388
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	2,621,609	2,622,197
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,278,833	1,278,833

Marshall & Ilsley Corp.
2.95%, 02/20/06	639,417	640,097
MetLife Funding Inc.
2.74%, 03/06/06 (4)	959,125	959,125
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,598,542	1,598,449
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,365,842	2,366,292
Norddeutsche Landesbank
2.63%, 07/27/05	639,417	639,345
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	1,918,250	1,918,250
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,269,929	2,269,930
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	351,679	351,609
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,261,025	3,261,153
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	1,967,485	1,967,422
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	1,918,250	1,918,250
Wells Fargo & Co.
2.78%, 03/15/06 (4)	319,708	319,751
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	2,237,959	2,237,790
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	3,222,660	3,222,445
Winston Funding Ltd.
2.75%, 04/25/05 (4)	456,544	456,544
World Savings Bank
2.71%, 09/09/05	223,796	223,786

		50,730,177

MONEY MARKET FUNDS—1.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	2,557,667	2,557,667
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	6,971,787	6,971,787
BlackRock Temp Cash Money Market Fund (3)	119,246	119,246
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	268,030	268,030

		9,916,730

REPURCHASE AGREEMENTS—4.41% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $14,068,299 and effective yields of 2.89% - 2.90%. (5)	$14,067,168	14,067,168
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $12,789,361 and an effective yield of 2.89%. (5)	12,788,335	12,788,335
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $9,592,021 and an effective yield of 2.89%. (5)	9,591,251	9,591,251

		36,446,754

TIME DEPOSITS—2.43% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	447,592	447,581
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	639,417	639,417
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	895,183	895,184
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	831,242	831,242
First Tennessee Bank
2.77%, 04/15/05	319,708	319,708
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	792,877	792,877
Natexis Banques
2.98%, 08/18/05	639,417	639,417
Norddeutsche Landesbank
2.11%, 06/07/05	639,417	639,393
Rabobank Nederland NV NY
2.84%, 04/01/05	4,704,860	4,704,860
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,566,571	1,566,571
SunTrust Bank
2.68%, 05/03/05	639,417	639,362
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,174,017	2,173,951
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,150,950	1,150,946
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,165,113	3,165,113

Wells Fargo Bank N.A.
2.79%, 04/15/05	639,417	639,414
World Savings Bank
2.75%, 05/03/05	895,183	895,183

		20,140,219

U.S. GOVERNMENT AGENCY NOTES—0.21% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	766,360	765,321
Federal National Mortgage Association
2.33%, 07/22/05	959,125	952,187

		1,717,508

TOTAL SHORT-TERM INVESTMENTS (Cost: $154,613,835)		154,613,835

TOTAL INVESTMENTS — 118.50% (6)		980,282,983

Other Assets, Less Liabilities — (18.50%)		(153,057,313)

NET ASSETS — 100.00%		$827,225,670

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $323,302,735. Net unrealized appreciation aggregated $19,514,265, of which $19,514,265 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2030 PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

The LifePath 2030 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2030 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $312,300,214, which represents 63.82% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—72.73%
Active Stock Master Portfolio (1)		$252,462,797
CoreAlpha Bond Master Portfolio (1)		103,467,871

TOTAL MASTER PORTFOLIOS		355,930,668

Security	Shares	Value
EXCHANGE-TRADED FUNDS—26.88%
iShares MSCI EAFE Index Fund (1) (2)	599,170	95,190,138
iShares Russell 2000 Index Fund (1) (2)	158,287	19,334,757
iShares S&P MidCap 400 Index Fund (1) (2)	129,517	17,028,895

TOTAL EXCHANGE-TRADED FUNDS (Cost: $118,388,056)		131,553,790

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.42%
COMMERCIAL PAPER—1.85% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$67,544	66,769
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	1,147,718	1,146,456
ANZ National Bank Ltd.
2.94%, 08/15/05	81,249	80,348
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	138,123	137,905
Cantabric Finance LLC
2.80%, 04/29/05	87,749	87,558
Chariot Funding LLC
2.70%, 04/06/05	43,874	43,858
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	164,122	163,982
Corporate Asset Funding
2.75%, 05/05/05	113,748	113,453
CRC Funding LLC
2.74%, 04/28/05	81,249	81,082
DEPFA Bank PLC
2.28%, 05/03/05	81,249	81,084
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	552,491	549,847
Fairway Finance LLC
3.15%, 09/15/05	144,549	142,437
Falcon Asset Securitization Corp.
2.75%, 04/14/05	64,999	64,934
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	201,497	201,096
Fortis Funding LLC
2.35%, 05/09/05	227,496	226,932
General Electric Capital Corp.
2.74%, 07/07/05	81,249	80,649
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	461,908	461,026
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	487,492	481,496
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,255,629	1,254,046
Kitty Hawk Funding Corp.
2.75%, 04/15/05	226,578	226,336
Liberty Street Funding Corp.
2.80%, 04/20/05	81,461	81,342
Moat Funding LLC
2.74%, 05/02/05	113,748	113,480
Mortgage Interest Networking Trust
2.77%, 04/13/05	134,873	134,748
New Center Asset Trust
2.80%, 04/15/05	162,497	162,320

Nordea North America Inc.
2.74%, 07/11/05	81,249	80,624
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	185,352	185,123
Park Granada LLC
2.76% - 2.81%, 04/11/05 – 04/29/05	523,192	522,443
Polonius Inc.
2.82%, 04/28/05	134,873	134,587
Preferred Receivables Funding Corp.
2.75%, 04/13/05 – 04/15/05	139,949	139,808
Ranger Funding Co. LLC
2.75%, 04/14/05	243,746	243,504
Santander Central Hispano
2.75%, 07/08/05	203,122	201,604
Scaldis Capital LLC
2.75%, 07/08/05	40,670	40,365
Societe Generale
2.75%, 05/03/05	146,248	145,890
Sydney Capital Corp.
2.75%, 04/12/05	283,671	283,433
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	141,373	141,164
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 – 04/19/05	141,590	141,446
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	105,969	105,864
Tulip Funding Corp.
2.71%, 04/08/05	134,377	134,306
Variable Funding Capital Corp.
2.80%, 04/20/05	125,123	124,938
Yorktown Capital LLC
2.80%, 04/20/05	255,121	254,744

		9,063,027

FLOATING RATE NOTES—2.63% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	74,749	74,751
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 – 01/24/06	568,740	568,833
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 – 01/03/06	105,623	105,600
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 – 10/27/05 (4)	528,116	528,158
BMW US Capital LLC
2.82%, 04/18/06 (4)	162,497	162,497
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 – 12/14/05	552,491	552,397
CC USA Inc.
1.29% - 2.66%, 04/15/05 – 07/29/05 (4)	487,492	487,472
Commodore CDO Ltd.
3.08%, 12/12/05	40,624	40,625
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 – 10/17/05	487,492	487,428
DEPFA Bank PLC
2.99%, 12/15/05	162,497	162,497
Dorada Finance Inc.
2.66%, 07/29/05 (4)	134,873	134,859
Fairway Finance LLC
2.80%, 06/20/05	81,249	81,247
Fifth Third Bancorp
2.81%, 02/23/06 (4)	324,994	324,994
Five Finance Inc.
2.80% - 2.84%, 04/29/05 – 02/27/06 (4)	211,246	211,255
General Electric Capital Corp.
2.86%, 03/09/06	73,124	73,217
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	59,332	59,332
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	105,623	105,624
Hartford Life Global Funding Trust
2.80%, 02/15/06	162,497	162,497
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 – 01/24/06	487,492	487,491
K2 USA LLC
2.64% - 2.83%, 06/10/05 – 02/15/06 (4)	731,238	731,248
Leafs LLC
2.85%, 01/20/06 – 02/21/06 (4)	170,622	170,622
Links Finance LLC
2.72% - 3.02%, 04/15/05 – 02/06/06 (4)	666,239	666,387

Lothian Mortgages PLC
2.84%, 01/24/06 (4)	324,994	324,994
Marshall & Ilsley Corp.
2.95%, 02/20/06	162,497	162,671
MetLife Funding Inc.
2.74%, 03/06/06 (4)	243,746	243,746
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	406,243	406,219
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	601,240	601,354
Norddeutsche Landesbank
2.63%, 07/27/05	162,497	162,479
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	487,492	487,491
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	576,865	576,866
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	89,373	89,356
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	828,736	828,770
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	500,004	499,987
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	487,492	487,492
Wells Fargo & Co.
2.78%, 03/15/06 (4)	81,249	81,259
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	568,740	568,698
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	818,986	818,931
Winston Funding Ltd.
2.75%, 04/25/05 (4)	116,023	116,023
World Savings Bank
2.71%, 09/09/05	56,874	56,872

		12,892,239

MONEY MARKET FUNDS—0.91%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	649,989	649,989
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	3,696,849	3,696,849
BlackRock Temp Cash Money Market Fund (3)	30,304	30,304
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	68,115	68,115

		4,445,257

REPURCHASE AGREEMENTS—1.89% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $3,575,226 and effective yields of 2.89% - 2.90%. (5)	$3,574,939	3,574,939
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,250,206 and an effective yield of 2.89%. (5)	3,249,945	3,249,945
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,437,654 and an effective yield of 2.89%. (5)	2,437,458	2,437,458

		9,262,342

TIME DEPOSITS—1.05% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	113,748	113,742
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	162,497	162,497
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	227,496	227,496
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	211,246	211,246
First Tennessee Bank
2.77%, 04/15/05	81,249	81,249
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	201,497	201,496
Natexis Banques
2.98%, 08/18/05	162,497	162,497
Norddeutsche Landesbank
2.11%, 06/07/05	162,497	162,491
Rabobank Nederland NV NY
2.84%, 04/01/05	1,195,663	1,195,663
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	398,118	398,118
SunTrust Bank
2.68%, 05/03/05	162,497	162,483

Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 – 11/09/05	552,491	552,475
UBS AG
2.67% - 3.40%, 04/29/05 – 12/15/05	292,495	292,494
Washington Mutual Bank
2.81%, 05/02/05 – 05/03/05	804,361	804,362
Wells Fargo Bank N.A.
2.79%, 04/15/05	162,497	162,497
World Savings Bank
2.75%, 05/03/05	227,496	227,496

		5,118,302

U.S. GOVERNMENT AGENCY NOTES–0.09% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 – 05/31/05	194,758	194,494
Federal National Mortgage Association
2.33%, 07/22/05	243,746	241,983

		436,477

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,217,644)		41,217,644

TOTAL INVESTMENTS — 108.03% (6)		528,702,102

Other Assets, Less Liabilities — (8.03%)		(39,320,932)

NET ASSETS — 100.00%		$489,381,170

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $159,613,381. Net unrealized appreciation aggregated $13,158,053, of which $13,158,053 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2040 PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

The LifePath 2040 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2040 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $170,680,694, which represents 61.12% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.22%
Active Stock Master Portfolio (1)		$170,270,552
CoreAlpha Bond Master Portfolio (1)		28,602,527

TOTAL MASTER PORTFOLIOS		198,873,079

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.59%
iShares MSCI EAFE Index Fund (1) (2)	348,991	55,444,200
iShares Russell 2000 Index Fund (1) (2)	104,914	12,815,245
iShares S&P MidCap 400 Index Fund (1) (2)	88,001	11,570,372

TOTAL EXCHANGE-TRADED FUNDS (Cost: $72,361,040)		79,829,817

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.91%
COMMERCIAL PAPER—2.62% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$54,503	53,878
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	926,131	925,113
ANZ National Bank Ltd.
2.94%, 08/15/05	65,562	64,835
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	111,456	111,279
Cantabric Finance LLC
2.80%, 04/29/05	70,807	70,653
Chariot Funding LLC
2.70%, 04/06/05	35,404	35,390
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	132,435	132,323
Corporate Asset Funding
2.75%, 05/05/05	91,787	91,549
CRC Funding LLC
2.74%, 04/28/05	65,562	65,427
DEPFA Bank PLC
2.28%, 05/03/05	65,562	65,430
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	445,822	443,690
Fairway Finance LLC
3.15%, 09/15/05	116,642	114,937
Falcon Asset Securitization Corp.
2.75%, 04/14/05	52,450	52,398
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	162,594	162,271
Fortis Funding LLC
2.35%, 05/09/05	183,574	183,119
General Electric Capital Corp.
2.74%, 07/07/05	65,562	65,078
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	372,729	372,017
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	393,373	388,535
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,013,208	1,011,929
Kitty Hawk Funding Corp.
2.75%, 04/15/05	182,833	182,638
Liberty Street Funding Corp.
2.80%, 04/20/05	65,734	65,637
Moat Funding LLC
2.74%, 05/02/05	91,787	91,570
Mortgage Interest Networking Trust
2.77%, 04/13/05	108,833	108,733
New Center Asset Trust
2.80%, 04/15/05	131,124	130,981

Nordea North America Inc.
2.74%, 07/11/05	65,562	65,058
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	149,567	149,381
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	422,181	421,576
Polonius Inc.
2.82%, 04/28/05	108,833	108,603
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	112,929	112,815
Ranger Funding Co. LLC
2.75%, 04/14/05	196,686	196,491
Santander Central Hispano
2.75%, 07/08/05	163,905	162,681
Scaldis Capital LLC
2.75%, 07/08/05	32,818	32,572
Societe Generale
2.75%, 05/03/05	118,012	117,723
Sydney Capital Corp.
2.75%, 04/12/05	228,904	228,711
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	114,078	113,910
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	114,254	114,137
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	85,510	85,425
Tulip Funding Corp.
2.71%, 04/08/05	108,433	108,376
Variable Funding Capital Corp.
2.80%, 04/20/05	100,966	100,816
Yorktown Capital LLC
2.80%, 04/20/05	205,865	205,561

		7,313,246

FLOATING RATE NOTES—3.72% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	60,317	60,319
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	458,935	459,009
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	85,231	85,211
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	426,154	426,187
BMW US Capital LLC
2.82%, 04/18/06 (4)	131,124	131,124
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	445,822	445,746
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	393,373	393,357
Commodore CDO Ltd.
3.08%, 12/12/05	32,781	32,781
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	393,373	393,322
DEPFA Bank PLC
2.99%, 12/15/05	131,124	131,124
Dorada Finance Inc.
2.66%, 07/29/05 (4)	108,833	108,822
Fairway Finance LLC
2.80%, 06/20/05	65,562	65,561
Fifth Third Bancorp
2.81%, 02/23/06 (4)	262,249	262,249
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	170,462	170,469
General Electric Capital Corp.
2.86%, 03/09/06	59,006	59,081
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	47,877	47,877
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	85,231	85,231
Hartford Life Global Funding Trust
2.80%, 02/15/06	131,124	131,124
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	393,373	393,372
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	590,059	590,068
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	137,680	137,680
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	537,609	537,730

Lothian Mortgages PLC
2.84%, 01/24/06 (4)	262,249	262,249
Marshall & Ilsley Corp.
2.95%, 02/20/06	131,124	131,264
MetLife Funding Inc.
2.74%, 03/06/06 (4)	196,686	196,686
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	327,811	327,792
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	485,160	485,252
Norddeutsche Landesbank
2.63%, 07/27/05	131,124	131,109
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	393,373	393,373
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	465,491	465,491
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	72,118	72,105
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	668,734	668,759
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	403,469	403,456
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	393,373	393,372
Wells Fargo & Co.
2.78%, 03/15/06 (4)	65,562	65,571
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	458,935	458,901
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	660,866	660,821
Winston Funding Ltd.
2.75%, 04/25/05 (4)	93,623	93,623
World Savings Bank
2.71%, 09/09/05	45,893	45,891

		10,403,159

MONEY MARKET FUNDS—1.28%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	524,498	524,498
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	2,981,990	2,981,990
BlackRock Temp Cash Money Market Fund (3)	24,454	24,454
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	54,965	54,965

		3,585,907

REPURCHASE AGREEMENTS—2.68% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $2,884,965 and effective yields of 2.89% - 2.90%. (5)	$2,884,734	2,884,734
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,622,696 and an effective yield of 2.89%. (5)	2,622,486	2,622,486
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,967,022 and an effective yield of 2.89%. (5)	1,966,864	1,966,864

		7,474,084

TIME DEPOSITS—1.48% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	91,787	91,786
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	131,124	131,124
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	183,574	183,574
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	170,462	170,461
First Tennessee Bank
2.77%, 04/15/05	65,562	65,562
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	162,594	162,595
Natexis Banques
2.98%, 08/18/05	131,124	131,124
Norddeutsche Landesbank
2.11%, 06/07/05	131,124	131,119
Rabobank Nederland NV NY
2.84%, 04/01/05	964,819	964,819
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	321,254	321,254
SunTrust Bank
2.68%, 05/03/05	131,124	131,113

Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	445,822	445,808
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	236,024	236,024
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	649,065	649,065
Wells Fargo Bank N.A.
2.79%, 04/15/05	131,124	131,124
World Savings Bank
2.75%, 05/03/05	183,574	183,574

		4,130,126

U.S. GOVERNMENT AGENCY NOTES—0.13% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	157,156	156,943
Federal National Mortgage Association
2.33%, 07/22/05	196,686	195,264

		352,207

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,258,729)		33,258,729

TOTAL INVESTMENTS — 111.72% (6)		311,961,625

Other Assets, Less Liabilities — (11.72%)		(32,714,951)

NET ASSETS — 100.00%		$279,246,674

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $105,620,580. Net unrealized appreciation aggregated $7,467,966, of which $7,467,966 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

MONEY MARKET FUND

Schedule of Investments

March 31, 2005 (Unaudited)

The Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $189,259,994, which represents 2.91% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—9.67%
Credit Suisse First Boston
2.81%, 05/03/05	$150,000,000	$150,000,000
HBOS Treasury Services PLC
3.56%, 03/14/06	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,999,363
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,998,416
1.63%, 04/27/05	35,000,000	34,999,501
1.72%, 05/05/05	25,000,000	24,999,653
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,691
2.80%, 04/29/05	50,000,000	50,000,000
UBS AG
1.91%, 05/11/05	25,000,000	24,999,454
UBS Finance (Delaware)
2.81%, 05/03/05	135,000,000	135,000,599
World Savings Bank
2.75%, 05/03/05	30,000,000	30,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $629,997,677)		629,997,677

COMMERCIAL PAPER—8.60%
CAFCO LLC
2.74%, 04/28/05 (1)	10,000,000	9,979,450
Cantabric Finance LLC
2.80%, 04/29/05 (1)	20,000,000	19,956,444
Edison Asset Securitization
2.26%, 05/04/05	75,000,000	74,844,626
2.74%, 05/03/05 (1)	15,000,000	14,963,467
Gemini Securitization Corp.
2.74%, 04/27/05 (1)	20,777,000	20,735,885
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,335,866
3.12%, 09/06/05	50,000,000	49,315,333
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,630,862
Grampian Funding LLC
2.95%, 08/17/05 (1)	65,000,000	64,266,204
3.12%, 09/07/05 (1)	75,000,000	73,966,500
Jupiter Securitization Corp.
2.80%, 04/28/05 (1)	25,000,000	24,947,500
Moat Funding LLC
2.74%, 05/02/05 (1)	10,000,000	9,976,406
Scaldis Capital LLC
2.80%, 04/25/05 (1)	68,111,000	67,983,859
Thunder Bay Funding Inc.
2.74%, 05/02/05 (1)	20,000,000	19,952,811

TOTAL COMMERCIAL PAPER (Cost: $559,855,213)		559,855,213

MEDIUM-TERM NOTES—1.84%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,993,595
K2 USA LLC
2.43%, 08/01/05 (1)	20,000,000	19,998,677
Sigma Finance Inc.
1.48%, 04/15/05 (1)	50,000,000	49,995,070

TOTAL MEDIUM-TERM NOTES (Cost: $119,987,342)		119,987,342

TIME DEPOSITS—7.80%
SunTrust Bank
2.81%, 04/01/05	307,970,000	307,970,000
US Bank N.A.
2.83%, 04/01/05	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $507,970,000)		507,970,000

VARIABLE & FLOATING RATE NOTES—41.39%
American Express Centurion Bank
2.69%, 09/01/05	50,000,000	50,007,972
2.77%, 04/15/05	100,000,000	99,998,008
ASIF Global Financing
2.84%, 02/23/06 (1)	75,000,000	74,994,518
Bear Stearns Companies Inc. (The)
2.90%, 09/16/05	100,000,000	100,000,000
Capital One Auto Finance Trust Series 2004-B Class A-1
2.78%, 10/17/05	7,433,656	7,433,656
Citigroup Inc.
2.75%, 11/04/05	100,000,000	100,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
3.08%, 12/12/05	25,000,000	25,000,000
DEPFA Bank PLC
2.99%, 12/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.79%, 09/15/05 (1)	82,000,000	82,002,945
Goldman Sachs Group Inc. (The)
2.82%, 07/29/05 (1)	50,000,000	50,000,000
HBOS Treasury Services PLC
3.08%, 01/24/06 (1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.86%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.73%, 06/10/05 (1)	50,000,000	49,998,651
2.80%, 02/15/06 (1)	25,000,000	25,004,812
3.57%, 03/16/06 (1)	15,000,000	15,000,000
Leafs LLC
2.85%, 02/21/06 (1)	20,000,000	20,000,000
LEEK Series 14A Class A1
2.85%, 09/21/36 (1)	65,491,200	65,491,200
Links Finance LLC
2.80%, 10/17/05 (1)	65,000,000	65,002,740
2.81%, 07/26/05 (1)	25,000,000	24,997,623
2.85%, 07/29/05	50,000,000	50,004,009
Lothian Mortgages PLC, Series 4A, Class A1
2.84%, 01/24/06 (1)	100,000,000	100,000,000
Marshall & Ilsley Bank
2.95%, 02/20/06	30,000,000	30,031,885
Metropolitan Life Insurance Funding Agreement
2.74%, 07/18/05	25,000,000	25,000,000
2.79%, 07/25/05	50,000,000	50,000,000
Morgan Stanley
2.71%, 03/03/06 (1)	100,000,000	100,000,000
2.93%, 08/15/05	25,000,000	25,013,885
3.00%, 05/04/05	40,000,000	40,010,175
National City Bank
2.65%, 08/02/05	50,000,000	49,992,649
Nationwide Building Society
3.12%, 01/27/06 (1)	100,000,000	100,000,000
Northern Rock PLC
2.73%, 02/03/06 (1)	70,000,000	70,000,000
Permanent Financing No.5 Series 1 Class A
2.75%, 06/10/05	40,000,000	40,000,000
Permanent Financing PLC
2.80%, 03/10/06	150,000,000	150,000,000
Sigma Finance Inc.
2.76%, 07/15/05 (1)	25,000,000	24,997,835
2.76%, 11/18/05 (1)	70,000,000	69,986,673
Strips III LLC
2.90%, 07/25/05	32,873,093	32,873,093
Travelers Insurance Co. Funding Agreement
2.83%, 02/03/06	50,000,000	50,000,000
2.93%, 08/19/05	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.84%, 04/25/05	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.84%, 04/25/05	100,000,000	100,000,000
Westpac Banking Corp.
2.99%, 01/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
2.72%, 12/08/05 (1)	30,000,000	29,996,906
2.77%, 02/15/06 (1)	20,000,000	19,995,580
White Pine Finance LLC
2.77%, 03/15/06 (1)	46,000,000	45,987,790
2.81%, 12/28/05 (1)	67,000,000	66,990,037
Winston Funding Ltd.
2.75%, 04/25/05 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,695,812,642)		2,695,812,642

REPURCHASE AGREEMENTS—30.56% (2)
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $300,024,375 and an effective yield of 2.93%.	300,000,000	300,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,222 and an effective yield of 2.90%.	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $240,019,461 and effective yields of 2.89% - 2.93%.	240,000,000	240,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,200 and an effective yield of 2.88%.	40,000,000	40,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,189 and an effective yield of 2.87%.	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 3/22/05, due 9/26/05, with a maturity value of $152,152,500 and an effective yield of 3.00%.	150,000,000	150,000,000
Merrill Lynch Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $140,011,364 and effective yields of 2.89% - 2.94%.	140,000,000	140,000,000
Morgan Stanley Dean Witter Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,000,080,278 and an effective yield of 2.89%.	1,000,000,000	1,000,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,990,000,000)		1,990,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $6,503,622,874) (3)		6,503,622,874

Other Assets, Less Liabilities — 0.14%		8,975,390

NET ASSETS — 100.00%		$6,512,598,264

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET FUND

Schedule of Investments

March 31, 2005 (Unaudited)

The Prime Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Prime Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $10,471,641,940, which represents 88.62% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—5.54%
Bank of Nova Scotia
2.65%, 01/03/06	$35,000,000	$34,991,835
Credit Suisse First Boston
2.81%, 05/03/05	20,000,000	20,000,000
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,975
Norddeutsche Landesbank
1.47%, 04/15/05	25,000,000	24,999,855
Sedna Finance Inc.
2.78%, 01/17/06 (1)	35,000,000	34,994,404
Societe Generale
1.79%, 05/10/05	30,000,000	29,999,363
Svenska Handelsbanken NY
1.58%, 04/25/05	30,000,000	29,999,050
1.63%, 04/27/05	15,000,000	14,999,788
1.72%, 05/05/05	25,000,000	24,999,653
Toronto-Dominion Bank
2.78%, 07/11/05	80,000,000	80,001,107
2.80%, 05/02/05	100,000,000	100,000,000
UBS AG
1.91%, 05/11/05	30,000,000	29,999,347
UBS Finance (Delaware)
2.81%, 05/03/05	65,000,000	65,000,288
Washington Mutual Bank
3.00%, 06/27/05	60,000,000	60,000,000
World Savings Bank
2.75%, 05/03/05	80,000,000	80,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $654,984,665)		654,984,665

Security	Face Amount	Value
COMMERCIAL PAPER—23.62%
Amstel Funding Corp.
3.01%, 06/30/05 (1)	110,000,000	109,172,250
Amsterdam Funding Corp.
2.75%, 04/19/05 (1)	42,000,000	41,942,250
2.80%, 04/18/05 (1)	75,000,000	74,900,833
CAFCO LLC
2.99%, 06/23/05 (1)	90,000,000	89,379,575
CC USA Inc.
2.74%, 07/07/05 (1)	34,500,000	34,245,294
Chariot Funding LLC
2.80%, 04/19/05 (1)	20,000,000	19,972,000
Charta LLC
3.00%, 06/27/05 (1)	80,000,000	79,420,000
CRC Funding LLC
2.99%, 06/23/05 (1)	20,000,000	19,862,128
Edison Asset Securitization
2.26%, 05/04/05	50,000,000	49,896,417
2.74%, 05/03/05 (1)	90,000,000	89,780,800
3.12%, 09/06/05 (1)	175,000,000	172,603,667
Eureka Securitization PLC
2.98%, 06/24/05	42,000,000	41,707,960
Fairway Finance Corp.
2.75%, 04/12/05 (1)	58,910,000	58,860,499
Falcon Asset Securitization Corp.
2.75%, 04/14/05 (1)	165,492,000	165,327,956
Gemini Securitization Corp.
2.75%, 04/15/05 (1)	75,000,000	74,919,937
General Electric Capital Corp.
2.93%, 08/15/05	125,000,000	123,616,389
3.12%, 09/06/05	75,000,000	73,973,000
General Electric Capital Services Inc.
2.74%, 07/07/05	140,000,000	138,966,412
Grampian Funding LLC
2.95%, 08/17/05 (1)	125,000,000	123,588,854
Jupiter Securitization Corp.
2.75%, 04/14/05 (1)	30,000,000	29,970,262
2.80%, 04/27/05 (1)	51,117,000	51,013,630
KBC Financial Products International
2.29%, 05/04/05	50,000,000	49,895,042

Moat Funding LLC
2.74%, 05/02/05 (1)	30,000,000	29,929,217
New Center Asset Trust
2.80%, 04/15/05	100,000,000	99,891,111
Polonius Inc.
2.74%, 04/07/05 (1)	27,550,000	27,537,419
2.80%, 04/25/05 (1)	30,000,000	29,944,000
Ranger Funding Co. LLC
2.75%, 04/15/05 (1)	250,000,000	249,732,153
Scaldis Capital LLC
2.35%, 04/27/05 (1)	44,565,000	44,489,364
2.80%, 04/27/05 (1)	105,364,000	105,150,930
2.98%, 06/23/05 (1)	29,550,000	29,346,975
Solitaire Funding Ltd.
2.80%, 05/03/05 (1)	92,536,000	92,305,688
2.80%, 05/04/05 (1)	136,000,000	135,650,934
Thunder Bay Funding Inc.
2.74%, 05/02/05 (1)	40,290,000	40,194,938
2.98%, 06/22/05 (1)	63,845,000	63,411,634
Variable Funding Capital Corp.
2.76%, 04/14/05 (1)	30,000,000	29,970,100
Windmill Funding Corp.
2.80%, 05/03/05 (1)	100,000,000	99,751,111

TOTAL COMMERCIAL PAPER (Cost: $2,790,320,729)		2,790,320,729

Security	Face Amount	Value
MEDIUM-TERM NOTES—0.59%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,993,595
K2 USA LLC
2.43%, 08/01/05 (1)	20,000,000	19,998,677

TOTAL MEDIUM-TERM NOTES (Cost: $69,992,272)		69,992,272

Security	Face Amount	Value
TIME DEPOSITS—9.84%
Fifth Third Bancorp
2.83%, 04/01/05	400,000,000	400,000,000
SunTrust Bank
2.81%, 04/01/05	562,330,000	562,330,000
US Bank N.A.
2.83%, 04/01/05	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $1,162,330,000)		1,162,330,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—46.05%
Allstate Life Global Funding II
2.74%, 01/10/06 (1)	32,000,000	32,000,971
American Express Centurion Bank
2.69%, 09/01/05	75,000,000	75,012,331
2.81%, 09/20/05	50,000,000	50,000,000
ASIF Global Financing
2.84%, 02/23/06 (1)	75,000,000	74,994,518
Banque Nationale de Paris
2.61%, 10/03/05	50,000,000	49,984,928
Bayerische Landesbank
2.84%, 06/29/05	95,000,000	95,004,491
Bear Stearns Companies Inc. (The)
2.90%, 09/16/05	100,000,000	100,000,000
2.93%, 09/20/05	100,000,000	100,000,000
Beta Finance Inc.
2.75%, 08/15/05 (1)	100,000,000	99,988,735
Canadian Imperial Bank of Commerce
2.74%, 12/14/05	100,000,000	99,976,637
Citigroup Inc.
2.75%, 11/04/05	500,000,000	500,000,000
Danske Bank
2.78%, 08/22/05	100,000,000	99,984,170
2.78%, 08/26/05	50,000,000	49,991,982
DEPFA Bank PLC
2.99%, 12/15/05	50,000,000	50,000,000

Dorada Finance Inc.
2.66%, 07/29/05 (1)	50,000,000	49,995,097
2.68%, 11/15/05 (1)	50,000,000	49,993,596
2.81%, 08/15/05 (1)	75,000,000	75,007,001
GE Commercial Equipment Financing LLC Series 2004-1 Class A1
2.81%, 11/20/05	20,864,376	20,864,376
Goldman Sachs Group Inc. (The)
2.73%, 11/01/05	100,000,000	100,000,000
2.76%, 08/25/05	150,000,000	150,000,000
2.80%, 02/07/06	100,000,000	100,000,000
2.82%, 07/29/05 (1)	50,000,000	50,000,000
2.89%, 07/25/05	100,000,000	100,000,000
Hartford Life Global Funding Trust
2.80%, 02/15/06	100,000,000	100,000,000
HBOS Treasury Services PLC
2.73%, 01/10/06	100,000,000	100,000,000
K2 USA LLC
2.64%, 07/25/05 (1)	50,000,000	49,996,840
2.73%, 09/12/05 (1)	80,000,000	79,991,013
2.76%, 11/14/05 (1)	60,000,000	59,994,388
2.80%, 01/19/06 (1)	90,000,000	89,978,326
2.80%, 02/15/06 (1)	25,000,000	25,004,812
2.88%, 01/20/06 (1)	70,000,000	70,033,923
3.56%, 03/15/06 (1)	85,000,000	85,000,000
3.57%, 03/16/06 (1)	45,000,000	45,000,000
Leafs LLC
2.85%, 01/20/06	75,000,000	75,000,000
Links Finance LLC
2.77%, 11/16/05 (1)	100,000,000	99,987,171
2.80%, 10/17/05 (1)	17,000,000	17,001,386
2.81%, 07/26/05 (1)	50,000,000	49,995,245
2.85%, 07/29/05	50,000,000	50,004,010
Marshall & Ilsley Bank
2.95%, 02/20/06	50,000,000	50,053,142
Merrill Lynch & Co. Inc.
2.97%, 04/05/05	41,000,000	41,001,141
Metropolitan Life Global Funding
2.74%, 03/06/06 (1)	100,000,000	100,000,000
Morgan Stanley
2.71%, 03/03/06	100,000,000	100,000,000
2.93%, 08/15/05	75,000,000	75,041,656
National City Bank
2.65%, 08/02/05	50,000,000	49,992,649
2.76%, 06/10/05	35,000,000	35,002,086
2.79%, 12/29/05	50,000,000	49,990,953
Nationwide Building Society
2.74%, 07/22/05 (1)	25,000,000	25,006,060
2.75%, 04/07/06 (1)	100,000,000	100,000,000
2.85%, 01/13/06 (1)	100,000,000	100,055,490
3.12%, 01/27/06 (1)	50,000,000	50,000,000
Permanent Financing No.5 Series 1 Class A
2.75%, 06/10/05	40,000,000	40,000,000
Permanent Financing No.6 Series 1 Class A
2.74%, 09/12/05	75,000,000	75,000,000
Royal Bank of Scotland
2.67%, 08/08/05	50,000,000	49,991,216
2.77%, 09/29/05	89,000,000	88,976,212
Sedna Finance Inc.
2.78%, 01/10/06 (1)	20,000,000	19,996,087
Sigma Finance Inc.
2.70%, 08/05/05 (1)	50,000,000	49,994,453
2.72%, 10/07/05 (1)	30,000,000	29,995,514
2.76%, 07/15/05 (1)	25,000,000	24,997,835
2.76%, 11/18/05 (1)	75,000,000	74,985,721
2.80%, 09/15/05	50,000,000	50,002,287
2.80%, 12/28/05 (1)	150,000,000	149,967,175
Tango Finance Corp.
2.78%, 11/15/05 (1)	50,000,000	49,996,807
US Bank N.A.
2.73%, 09/15/05	100,000,000	99,988,678
2.81%, 09/30/05	100,000,000	99,995,010
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.84%, 04/25/05	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.84%, 04/25/05	150,000,000	150,000,000

WhistleJacket Capital LLC
2.77%, 02/15/06 (1)	30,000,000	29,993,370
2.78%, 12/15/05 (1)	40,000,000	39,995,759
2.79%, 01/17/06 (1)	40,000,000	39,999,660
White Pine Finance LLC
2.66%, 12/01/05 (1)	50,000,000	49,991,665
2.78%, 01/13/06 (1)	90,000,000	89,992,395
2.78%, 11/15/05 (1)	72,000,000	71,994,450
2.81%, 06/28/05	70,000,000	69,996,508

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,441,779,926)		5,441,779,926

Security	Face Amount	Value
REPURCHASE AGREEMENTS—14.26% (2)
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $120,010,000 and an effective yield of 3.00%.	120,000,000	120,000,000

Bank of America Group Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a total maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $200,016,194 and an effective yield of 2.92%.	200,000,000	200,000,000
Bear Stearns Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $450,036,125 and an effective yield of 2.89%.	450,000,000	450,000,000

Credit Suisse First Boston Tri - Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,222 and an effective yield of 2.90%.	40,000,000	40,000,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,200 and an effective yield of 2.88%.	40,000,000	40,000,000

Lehman Brothers Inc. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $215,017,529 and effective yields of 2.87% - 2.95%.	215,000,000	215,000,000

Merrill Lynch Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $540,044,753 and effective yields of 2.89% - 3.02%.	540,000,000	540,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,685,000,000)		1,685,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $11,804,407,592) (3)		11,804,407,592

Other Assets, Less Liabilities — 0.10%		12,021,950

NET ASSETS — 100.00%		$11,816,429,542

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

S&P 500 STOCK FUND

Schedule of Investments

March 31, 2005 (Unaudited)

The S&P 500 Stock Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $397,041,885, which represents 16.41% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—97.37%
ADVERTISING—0.19%
Interpublic Group of Companies Inc. (1)	91,388	$1,122,245
Omnicom Group Inc.	40,501	3,585,149

		4,707,394

AEROSPACE & DEFENSE—1.84%
Boeing Co. (The) (2)	181,110	10,587,691
General Dynamics Corp.	43,515	4,658,281
Goodrich (B.F.) Co.	25,896	991,558
L-3 Communications Holdings Inc.	24,930	1,770,529
Lockheed Martin Corp.	87,777	5,359,664
Northrop Grumman Corp.	78,791	4,253,138
Raytheon Co. (2)	98,495	3,811,756
Rockwell Collins Inc.	38,722	1,842,780
United Technologies Corp.	111,439	11,328,889

		44,604,286

AGRICULTURE—1.53%
Altria Group Inc.	450,207	29,439,036
Monsanto Co.	57,876	3,733,002
Reynolds American Inc. (2)	25,649	2,067,053
UST Inc.	35,889	1,855,461

		37,094,552

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	30,087	121,852
Southwest Airlines Co.	161,782	2,303,776

		2,425,628

APPAREL—0.42%
Coach Inc. (1)	41,527	2,351,674
Jones Apparel Group Inc.	26,375	883,299
Liz Claiborne Inc.	23,395	938,841
Nike Inc. Class B	50,289	4,189,577
Reebok International Ltd. (2)	12,446	551,358
VF Corp.	22,127	1,308,591

		10,223,340

AUTO MANUFACTURERS—0.47%
Ford Motor Co.	398,102	4,510,496
General Motors Corp. (2)	122,778	3,608,445
Navistar International Corp. (1)	14,896	542,214
PACCAR Inc.	37,739	2,731,926

		11,393,081

AUTO PARTS & EQUIPMENT—0.17%
Cooper Tire & Rubber Co. (2)	15,698	288,215
Dana Corp.	32,185	411,646
Delphi Corp. (2)	120,492	539,804
Goodyear Tire & Rubber Co. (The) (1) (2)	37,718	503,535
Johnson Controls Inc.	41,524	2,315,378
Visteon Corp.	27,718	158,270

		4,216,848

BANKS—6.16%
AmSouth Bancorp (2)	77,095	2,000,615
Bank of America Corp.	882,265	38,907,886
Bank of New York Co. Inc. (The)	169,276	4,917,468
BB&T Corp.	119,253	4,660,407
Comerica Inc. (2)	36,957	2,035,592
Compass Bancshares Inc.	26,693	1,211,862
Fifth Third Bancorp	113,765	4,889,620
First Horizon National Corp. (2)	26,576	1,084,035
Huntington Bancshares Inc. (2)	50,109	1,197,605
KeyCorp	88,289	2,864,978
M&T Bank Corp.	21,642	2,208,783
Marshall & Ilsley Corp. (2)	45,723	1,908,935
Mellon Financial Corp.	92,070	2,627,678

National City Corp.	130,049	4,356,641
North Fork Bancorp Inc.	102,270	2,836,970
Northern Trust Corp.	44,755	1,944,157
PNC Financial Services Group	61,426	3,162,210
Regions Financial Corp.	100,976	3,271,622
State Street Corp. (2)	72,488	3,169,175
SunTrust Banks Inc. (2)	74,160	5,344,711
Synovus Financial Corp. (2)	67,480	1,879,993
U.S. Bancorp	403,259	11,621,924
Wachovia Corp.	345,028	17,565,375
Wells Fargo & Co.	369,042	22,068,712
Zions Bancorporation	19,486	1,344,924

		149,081,878

BEVERAGES—2.20%
Anheuser-Busch Companies Inc.	169,190	8,017,914
Brown-Forman Corp. Class B (2)	20,061	1,098,340
Coca-Cola Co. (The)	493,708	20,572,812
Coca-Cola Enterprises Inc.	77,904	1,598,590
Molson Coors Brewing Co. Class B	17,431	1,345,150
Pepsi Bottling Group Inc.	43,887	1,222,253
PepsiCo Inc.	365,201	19,366,609

		53,221,668

BIOTECHNOLOGY—1.01%
Amgen Inc. (1)	272,599	15,867,988
Biogen Idec Inc. (1)	72,474	2,501,078
Chiron Corp. (1)	32,787	1,149,512
Genzyme Corp. (1)	53,866	3,083,290
MedImmune Inc. (1)	53,753	1,279,859
Millipore Corp. (1) (2)	10,656	462,470

		24,344,197

BUILDING MATERIALS—0.27%
American Standard Companies Inc.	39,720	1,846,186
Masco Corp.	97,369	3,375,783
Vulcan Materials Co. (2)	22,237	1,263,729

		6,485,698

CHEMICALS—1.68%
Air Products & Chemicals Inc.	49,463	3,130,513
Ashland Inc.	14,734	994,103
Dow Chemical Co. (The)	207,472	10,342,479
Du Pont (E.I.) de Nemours and Co.	216,924	11,115,186
Eastman Chemical Co.	16,818	992,262
Ecolab Inc. (2)	48,793	1,612,609
Engelhard Corp.	26,310	790,089
Great Lakes Chemical Corp.	10,951	351,746
Hercules Inc. (1)	24,011	347,919
International Flavors & Fragrances Inc.	19,778	781,231
PPG Industries Inc.	37,631	2,691,369
Praxair Inc.	70,045	3,352,354
Rohm & Haas Co.	42,810	2,054,880
Sherwin-Williams Co. (The)	28,024	1,232,776
Sigma-Aldrich Corp.	14,833	908,521

		40,698,037

COMMERCIAL SERVICES—0.85%
Apollo Group Inc. Class A (1)	36,386	2,694,747
Block (H & R) Inc. (2)	35,871	1,814,355
Cendant Corp.	229,440	4,712,698
Convergys Corp. (1)	30,301	452,394
Donnelley (R.R.) & Sons Co.	47,113	1,489,713
Equifax Inc.	29,132	894,061
McKesson Corp.	64,121	2,420,568
Moody’s Corp.	30,119	2,435,422
Paychex Inc.	78,077	2,562,487
Robert Half International Inc.	35,760	964,090

		20,440,535

COMPUTERS—4.06%
Affiliated Computer Services Inc. Class A (1)	27,407	1,459,149
Apple Computer Inc. (1)	177,763	7,407,384
Computer Sciences Corp. (1)	41,487	1,902,179
Dell Inc. (1)	535,134	20,559,848
Electronic Data Systems Corp. (2)	112,435	2,324,031
EMC Corp. (1)	523,216	6,446,021

Gateway Inc. (1)	69,832	281,423
Hewlett-Packard Co.	631,464	13,854,320
International Business Machines Corp.	355,598	32,494,545
Lexmark International Inc. (1) (2)	27,470	2,196,776
NCR Corp. (1)	40,282	1,359,115
Network Appliance Inc. (1)	79,512	2,199,302
Sun Microsystems Inc. (1)	734,074	2,965,659
SunGard Data Systems Inc. (1)	62,717	2,163,737
Unisys Corp. (1)	71,972	508,122

		98,121,611

COSMETICS & PERSONAL CARE—2.40%
Alberto-Culver Co.	18,941	906,516
Avon Products Inc. (2)	102,519	4,402,166
Colgate-Palmolive Co.	114,294	5,962,718
Gillette Co. (The)	215,687	10,887,880
Kimberly-Clark Corp.	104,614	6,876,278
Procter & Gamble Co.	549,010	29,097,530

		58,133,088

DISTRIBUTION & WHOLESALE—0.12%
Genuine Parts Co.	37,794	1,643,661
Grainger (W.W.) Inc.	18,465	1,149,816

		2,793,477

DIVERSIFIED FINANCIAL SERVICES—7.78%
American Express Co.	255,811	13,141,011
Bear Stearns Companies Inc. (The)	24,612	2,458,739
Capital One Financial Corp. (2)	53,740	4,018,140
CIT Group Inc.	45,766	1,739,108
Citigroup Inc.	1,137,324	51,111,341
Countrywide Financial Corp.	126,186	4,095,998
E*TRADE Financial Corp. (1)	80,059	960,708
Federal Home Loan Mortgage Corp.	149,682	9,459,902
Federal National Mortgage Association	210,597	11,467,007
Federated Investors Inc. Class B	21,401	605,862
Franklin Resources Inc.	43,386	2,978,449
Goldman Sachs Group Inc. (The)	97,682	10,744,043
Janus Capital Group Inc. (2)	50,867	709,595
JP Morgan Chase & Co.	773,413	26,760,090
Lehman Brothers Holdings Inc. (2)	60,032	5,652,613
MBNA Corp.	277,914	6,822,789
Merrill Lynch & Co. Inc.	202,531	11,463,255
Morgan Stanley	242,126	13,861,714
Providian Financial Corp. (1) (2)	63,361	1,087,275
Schwab (Charles) Corp. (The)	252,162	2,650,223
SLM Corp.	93,462	4,658,146
T. Rowe Price Group Inc. (2)	27,314	1,621,905

		188,067,913

ELECTRIC—2.93%
AES Corp. (The) (1)	140,674	2,304,240
Allegheny Energy Inc. (1) (2)	29,538	610,255
Ameren Corp. (2)	42,410	2,078,514
American Electric Power Co. Inc.	84,016	2,861,585
Calpine Corp. (1) (2)	113,056	316,557
CenterPoint Energy Inc. (2)	64,541	776,428
Cinergy Corp. (2)	41,412	1,678,014
CMS Energy Corp. (1) (2)	41,954	547,080
Consolidated Edison Inc. (2)	52,680	2,222,042
Constellation Energy Group Inc.	38,397	1,985,125
Dominion Resources Inc.	74,072	5,513,179
DTE Energy Co. (2)	37,755	1,717,097
Duke Energy Corp. (2)	204,901	5,739,277
Edison International	70,775	2,457,308
Entergy Corp.	46,693	3,299,327
Exelon Corp.	144,601	6,635,740
FirstEnergy Corp.	71,674	3,006,724
FPL Group Inc. (2)	85,025	3,413,754
NiSource Inc.	58,661	1,336,884
PG&E Corp. (2)	78,553	2,678,657
Pinnacle West Capital Corp.	19,710	837,872
PPL Corp.	41,072	2,217,477
Progress Energy Inc.	53,656	2,250,869
Public Service Enterprise Group Inc. (2)	51,790	2,816,858
Southern Co. (The) (2)	161,537	5,141,723
TECO Energy Inc.	44,379	695,863

TXU Corp. (2)	52,227	4,158,836
Xcel Energy Inc. (2)	86,714	1,489,747

		70,787,032

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
American Power Conversion Corp. (2)	39,947	1,043,016
Emerson Electric Co.	91,201	5,921,681
Molex Inc. (2)	37,306	983,386

		7,948,083

ELECTRONICS—0.50%
Agilent Technologies Inc. (1)	95,033	2,109,733
Applera Corp.—Applied Biosystems Group (2)	42,318	835,357
Fisher Scientific International Inc. (1) (2)	25,373	1,444,231
Jabil Circuit Inc. (1) (2)	40,741	1,161,933
Parker Hannifin Corp.	26,083	1,588,976
PerkinElmer Inc.	27,837	574,277
Sanmina-SCI Corp. (1)	112,451	586,994
Solectron Corp. (1)	209,671	727,558
Symbol Technologies Inc.	52,251	757,117
Tektronix Inc.	19,472	477,648
Thermo Electron Corp. (1)	34,521	873,036
Waters Corp. (1)	26,105	934,298

		12,071,158

ENGINEERING & CONSTRUCTION—0.04%
Fluor Corp. (2)	18,534	1,027,340

		1,027,340

ENTERTAINMENT—0.08%
International Game Technology Inc.	74,761	1,993,128

		1,993,128

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	61,641	450,596
Waste Management Inc.	123,412	3,560,436

		4,011,032

FOOD—1.69%
Albertson’s Inc. (2)	79,633	1,644,421
Archer-Daniels-Midland Co.	136,508	3,355,367
Campbell Soup Co.	71,706	2,080,908
ConAgra Foods Inc. (2)	112,023	3,026,861
General Mills Inc.	79,370	3,901,036
Heinz (H.J.) Co. (2)	76,061	2,802,087
Hershey Foods Corp.	48,007	2,902,503
Kellogg Co.	76,946	3,329,453
Kroger Co. (1) (2)	158,868	2,546,654
McCormick & Co. Inc. NVS	29,325	1,009,660
Safeway Inc. (1)	96,864	1,794,890
Sara Lee Corp.	171,581	3,802,235
SUPERVALU Inc.	29,124	971,285
Sysco Corp.	138,484	4,957,727
Wrigley (William Jr.) Co.	42,937	2,815,379

		40,940,466

FOREST PRODUCTS & PAPER—0.51%
Georgia-Pacific Corp.	56,421	2,002,381
International Paper Co. (2)	106,600	3,921,814
Louisiana-Pacific Corp.	23,502	590,840
MeadWestvaco Corp.	43,847	1,395,212
Temple-Inland Inc.	12,393	899,112
Weyerhaeuser Co. (2)	52,764	3,614,334

		12,423,693

GAS—0.17%
KeySpan Corp. (2)	34,784	1,355,532
Nicor Inc. (2)	9,338	346,346
Peoples Energy Corp. (2)	8,113	340,097
Sempra Energy	51,683	2,059,051

		4,101,026

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	17,398	1,374,268
Snap-On Inc.	12,351	392,638
Stanley Works (The)	16,791	760,129

		2,527,035

HEALTH CARE-PRODUCTS—3.71%
Bard (C.R.) Inc.	22,723	1,546,982
Bausch & Lomb Inc.	11,551	846,688
Baxter International Inc.	134,744	4,578,601
Becton, Dickinson & Co.	54,968	3,211,231
Biomet Inc.	54,876	1,991,999
Boston Scientific Corp. (1)	166,244	4,869,287
Guidant Corp.	70,154	5,184,381
Johnson & Johnson	647,220	43,467,295
Medtronic Inc.	263,188	13,409,429
St. Jude Medical Inc. (1)	78,421	2,823,156
Stryker Corp.	82,059	3,660,652
Zimmer Holdings Inc. (1)	53,635	4,173,339

		89,763,040

HEALTH CARE-SERVICES—1.62%
Aetna Inc.	64,008	4,797,400
HCA Inc. (2)	89,837	4,812,568
Health Management Associates Inc. Class A (2)	52,760	1,381,257
Humana Inc. (1)	34,737	1,109,500
Laboratory Corp. of America Holdings (1)	29,409	1,417,514
Manor Care Inc. (2)	18,624	677,169
Quest Diagnostics Inc.	20,097	2,112,798
Tenet Healthcare Corp. (1) (2)	101,188	1,166,698
UnitedHealth Group Inc.	139,893	13,342,994
WellPoint Inc. (1)	66,346	8,316,471

		39,134,369

HOME BUILDERS—0.19%
Centex Corp.	27,461	1,572,691
KB Home	9,247	1,086,153
Pulte Homes Inc. (2)	26,076	1,919,976

		4,578,820

HOME FURNISHINGS—0.10%
Leggett & Platt Inc. (2)	41,249	1,191,271
Maytag Corp. (2)	16,656	232,684
Whirlpool Corp.	14,110	955,670

		2,379,625

HOUSEHOLD PRODUCTS & WARES—0.25%
Avery Dennison Corp. (2)	22,457	1,390,762
Clorox Co.	33,306	2,097,945
Fortune Brands Inc.	31,477	2,537,991

		6,026,698

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	59,384	1,302,885

		1,302,885

INSURANCE—4.29%
ACE Ltd.	61,745	2,548,216
AFLAC Inc.	108,986	4,060,818
Allstate Corp. (The)	147,752	7,987,473
Ambac Financial Group Inc.	23,588	1,763,203
American International Group Inc.	566,865	31,409,990
AON Corp. (2)	68,469	1,563,832
Chubb Corp. (2)	41,633	3,300,248
CIGNA Corp. (2)	28,775	2,569,608
Cincinnati Financial Corp.	35,020	1,527,222
Hartford Financial Services Group Inc.	64,296	4,408,134
Jefferson-Pilot Corp. (2)	29,513	1,447,613
Lincoln National Corp.	37,751	1,704,080
Loews Corp.	35,081	2,579,857
Marsh & McLennan Companies Inc. (2)	114,968	3,497,327
MBIA Inc.	30,467	1,592,815
MetLife Inc. (2)	159,411	6,232,970
MGIC Investment Corp.	20,906	1,289,273
Principal Financial Group Inc.	65,342	2,515,014
Progressive Corp. (The) (2)	43,522	3,993,579
Prudential Financial Inc.	113,976	6,542,222
SAFECO Corp. (2)	27,578	1,343,324
St. Paul Travelers Companies Inc. (2)	145,586	5,347,374
Torchmark Corp. (2)	23,344	1,218,557
UNUMProvident Corp. (2)	64,300	1,094,386
XL Capital Ltd. Class A (2)	30,194	2,185,140

		103,722,275

INTERNET—0.97%
eBay Inc. (1)	264,112	9,840,813
Monster Worldwide Inc. (1)	25,970	728,459
Symantec Corp. (1) (2)	154,202	3,289,129
Yahoo! Inc. (1)	284,584	9,647,398

		23,505,799

IRON & STEEL—0.16%
Allegheny Technologies Inc.	20,326	490,060
Nucor Corp.	34,698	1,997,217
United States Steel Corp. (2)	24,678	1,254,876

		3,742,153

LEISURE TIME—0.47%
Brunswick Corp.	20,898	979,071
Carnival Corp. (2)	115,140	5,965,403
Harley-Davidson Inc. (2)	63,472	3,666,143
Sabre Holdings Corp.	29,215	639,224

		11,249,841

LODGING—0.38%
Harrah’s Entertainment Inc.	24,700	1,595,126
Hilton Hotels Corp.	83,312	1,862,023
Marriott International Inc. Class A (2)	44,102	2,948,660
Starwood Hotels & Resorts Worldwide Inc.	46,163	2,771,165

		9,176,974

MACHINERY—0.55%
Caterpillar Inc.	74,596	6,821,058
Cummins Inc. (2)	9,623	676,978
Deere & Co. (2)	53,665	3,602,531
Rockwell Automation Inc.	38,425	2,176,392

		13,276,959

MANUFACTURING—5.91%
Cooper Industries Ltd. (2)	20,099	1,437,480
Danaher Corp.	60,335	3,222,492
Dover Corp.	44,211	1,670,734
Eastman Kodak Co. (2)	62,246	2,026,107
Eaton Corp. (2)	33,208	2,171,803
General Electric Co.	2,307,048	83,192,151
Honeywell International Inc.	185,060	6,886,083
Illinois Tool Works Inc.	60,056	5,376,814
Ingersoll-Rand Co. Class A (2)	37,666	3,000,097
ITT Industries Inc.	20,032	1,807,688
Pall Corp.	26,684	723,670
Textron Inc.	29,333	2,188,828
3M Co.	168,079	14,402,689
Tyco International Ltd.	438,081	14,807,138

		142,913,774

MEDIA—3.71%
Clear Channel Communications Inc. (2)	115,430	3,978,872
Comcast Corp. Class A (1)	481,365	16,260,510
Dow Jones & Co. Inc. (2)	15,904	594,332
Gannett Co. Inc. (2)	54,681	4,324,173
Knight Ridder Inc. (2)	16,535	1,111,979
McGraw-Hill Companies Inc. (The)	41,399	3,612,063
Meredith Corp.	10,348	483,769
New York Times Co. Class A (2)	31,492	1,151,977
News Corp. Class A	627,222	10,612,596
Time Warner Inc. (1)	1,000,138	17,552,422
Tribune Co. (2)	65,464	2,610,050
Univision Communications Inc. Class A (1) (2)	64,323	1,781,104
Viacom Inc. Class B	371,004	12,922,069
Walt Disney Co. (The)	445,485	12,798,784

		89,794,700

MINING—0.56%
Alcoa Inc. (2)	189,548	5,760,364
Freeport-McMoRan Copper & Gold Inc.	38,733	1,534,214
Newmont Mining Corp.	96,511	4,077,590
Phelps Dodge Corp.	20,993	2,135,618

		13,507,786

OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.	50,135	2,262,091
Xerox Corp. (1)	208,046	3,151,897

		5,413,988

OIL & GAS—7.43%
Amerada Hess Corp.	18,774	1,806,247
Anadarko Petroleum Corp.	51,834	3,944,567
Apache Corp.	70,984	4,346,350
Burlington Resources Inc. (2)	84,041	4,207,933
ChevronTexaco Corp.	458,001	26,706,038
ConocoPhillips	151,415	16,328,594
Devon Energy Corp.	104,251	4,977,985
EOG Resources Inc.	51,914	2,530,288
Exxon Mobil Corp.	1,389,857	82,835,477
Kerr-McGee Corp.	35,468	2,778,208
Marathon Oil Corp.	75,429	3,539,129
Nabors Industries Ltd. (1)	31,171	1,843,453
Noble Corp.	29,420	1,653,698
Occidental Petroleum Corp.	86,398	6,148,946
Rowan Companies Inc.	23,074	690,605
Sunoco Inc.	15,317	1,585,616
Transocean Inc. (1)	69,807	3,592,268
Unocal Corp. (2)	58,815	3,628,297
Valero Energy Corp.	55,792	4,087,880
XTO Energy Inc.	75,467	2,478,336

		179,709,915

OIL & GAS SERVICES—0.85%
Baker Hughes Inc.	73,499	3,269,971
BJ Services Co.	35,261	1,829,341
Halliburton Co.	109,691	4,744,136
National Oilwell Varco Inc. (1)	36,322	1,696,237
Schlumberger Ltd. (2)	128,268	9,040,329

		20,580,014

PACKAGING & CONTAINERS—0.14%
Ball Corp.	23,933	992,741
Bemis Co. Inc. (2)	23,090	718,561
Pactiv Corp. (1)	31,949	746,009
Sealed Air Corp. (1)	18,019	935,907

		3,393,218

PHARMACEUTICALS—5.88%
Abbott Laboratories	339,228	15,814,809
Allergan Inc.	28,575	1,985,105
AmerisourceBergen Corp.	24,101	1,380,746
Bristol-Myers Squibb Co. (2)	425,149	10,824,294
Cardinal Health Inc.	94,295	5,261,661
Caremark Rx Inc. (1)	99,342	3,951,825
Express Scripts Inc. (1) (2)	16,445	1,433,840
Forest Laboratories Inc. (1)	77,040	2,846,628
Gilead Sciences Inc. (1)	94,091	3,368,458
Hospira Inc. (1)	33,690	1,087,176
King Pharmaceuticals Inc. (1)	52,131	433,209
Lilly (Eli) & Co.	246,469	12,841,035
Medco Health Solutions Inc. (1)	59,828	2,965,674
Merck & Co. Inc.	480,480	15,553,138
Mylan Laboratories Inc.	58,169	1,030,755
Pfizer Inc.	1,623,806	42,657,384
Schering-Plough Corp.	320,779	5,822,139
Watson Pharmaceuticals Inc. (1)	23,677	727,594
Wyeth	290,696	12,261,557

		142,247,027

PIPELINES—0.25%
Dynegy Inc. Class A (1) (2)	76,673	299,791
El Paso Corp.	139,262	1,473,392
Kinder Morgan Inc.	24,209	1,832,621
Williams Companies Inc.	123,851	2,329,637

		5,935,441

REAL ESTATE INVESTMENT TRUSTS—0.52%
Apartment Investment & Management Co. Class A	20,593	766,060
Archstone-Smith Trust	43,340	1,478,327
Equity Office Properties Trust (2)	87,609	2,639,659
Equity Residential	61,260	1,973,185

Plum Creek Timber Co. Inc.	39,736	1,418,575
ProLogis	39,799	1,476,543
Simon Property Group Inc. (2)	48,061	2,911,535

		12,663,884

RETAIL—6.48%
AutoNation Inc. (1)	50,238	951,508
AutoZone Inc. (1)	15,004	1,285,843
Bed Bath & Beyond Inc. (1)	65,728	2,401,701
Best Buy Co. Inc.	65,446	3,534,738
Big Lots Inc. (1) (2)	24,776	297,808
Circuit City Stores Inc. (2)	41,058	658,981
Costco Wholesale Corp.	102,704	4,537,463
CVS Corp.	86,988	4,577,309
Darden Restaurants Inc.	32,870	1,008,452
Dillard’s Inc. Class A (2)	16,137	434,085
Dollar General Corp.	66,540	1,457,891
Family Dollar Stores Inc.	36,213	1,099,427
Federated Department Stores Inc.	36,750	2,338,770
Gap Inc. (The)	161,416	3,525,325
Home Depot Inc.	477,873	18,273,864
Kohl’s Corp. (1) (2)	71,358	3,684,214
Limited Brands Inc. (2)	83,981	2,040,738
Lowe’s Companies Inc. (2)	168,122	9,598,085
May Department Stores Co. (The)	63,420	2,347,808
McDonald’s Corp.	276,749	8,617,964
Nordstrom Inc.	27,829	1,541,170
Office Depot Inc. (1)	67,645	1,500,366
OfficeMax Inc. (2)	20,102	673,417
Penney (J.C.) Co. Inc. (Holding Co.)	62,060	3,222,155
RadioShack Corp.	34,216	838,292
Sears Holdings Corp. (1)	20,894	2,782,431
Staples Inc.	107,490	3,378,411
Starbucks Corp. (1)	86,893	4,488,892
Target Corp.	194,812	9,744,496
Tiffany & Co. (2)	31,389	1,083,548
TJX Companies Inc. (2)	104,685	2,578,392
Toys R Us Inc. (1) (2)	46,488	1,197,531
Walgreen Co. (2)	222,218	9,870,924
Wal-Mart Stores Inc.	737,924	36,977,372
Wendy’s International Inc.	24,575	959,408
Yum! Brands Inc.	63,327	3,280,972

		156,789,751

SAVINGS & LOANS—0.54%
Golden West Financial Corp. (2)	61,866	3,742,893
Sovereign Bancorp Inc.	81,187	1,799,104
Washington Mutual Inc. (2)	189,960	7,503,420

		13,045,417

SEMICONDUCTORS—3.02%
Advanced Micro Devices Inc. (1) (2)	85,431	1,377,148
Altera Corp. (1) (2)	80,609	1,594,446
Analog Devices Inc.	80,846	2,921,774
Applied Materials Inc. (1)	363,713	5,910,336
Applied Micro Circuits Corp. (1)	67,370	221,647
Broadcom Corp. Class A (1)	64,090	1,917,573
Freescale Semiconductor Inc. Class B (1)	87,121	1,502,837
Intel Corp.	1,355,252	31,482,504
KLA-Tencor Corp. (1) (2)	42,671	1,963,293
Linear Technology Corp. (2)	66,710	2,555,660
LSI Logic Corp. (1) (2)	82,538	461,387
Maxim Integrated Products Inc.	70,996	2,901,607
Micron Technology Inc. (1) (2)	132,720	1,372,325
National Semiconductor Corp.	76,948	1,585,898
Novellus Systems Inc.	30,114	804,947
NVIDIA Corp. (1)	35,870	852,271
PMC-Sierra Inc. (1)	38,146	335,685
QLogic Corp. (1)	19,775	800,888
Teradyne Inc. (1)	41,881	611,463
Texas Instruments Inc.	374,487	9,545,674
Xilinx Inc. (2)	75,533	2,207,830

		72,927,193

SOFTWARE—4.19%
Adobe Systems Inc.	52,891	3,552,688
Autodesk Inc.	49,664	1,478,001

Automatic Data Processing Inc. (2)	126,813	5,700,244
BMC Software Inc. (1)	47,674	715,110
Citrix Systems Inc. (1) (2)	36,531	870,168
Computer Associates International Inc.	116,703	3,162,651
Compuware Corp. (1)	83,406	600,523
Electronic Arts Inc. (1) (2)	66,954	3,466,878
First Data Corp. (2)	175,084	6,882,552
Fiserv Inc. (1) (2)	41,844	1,665,391
IMS Health Inc.	50,110	1,222,183
Intuit Inc. (1)	40,199	1,759,510
Mercury Interactive Corp. (1)	18,186	861,653
Microsoft Corp.	2,203,552	53,259,852
Novell Inc. (1) (2)	81,558	486,086
Oracle Corp. (1)	979,968	12,230,001
Parametric Technology Corp. (1)	57,533	321,609
Siebel Systems Inc. (1)	111,491	1,017,913
Veritas Software Corp. (1)	91,480	2,124,166

		101,377,179

TELECOMMUNICATIONS—5.42%
ADC Telecommunications Inc. (1)	174,720	347,693
Alltel Corp. (2)	65,763	3,607,101
Andrew Corp. (1) (2)	34,692	406,243
AT&T Corp.	173,945	3,261,469
Avaya Inc. (1)	104,061	1,215,432
BellSouth Corp.	398,484	10,476,144
CenturyTel Inc.	29,054	954,133
CIENA Corp. (1)	121,735	209,384
Cisco Systems Inc. (1)	1,408,344	25,195,274
Citizens Communications Co. (2)	72,405	936,921
Comverse Technology Inc. (1)	42,697	1,076,818
Corning Inc. (1)	306,395	3,410,176
JDS Uniphase Corp. (1)	310,133	517,922
Lucent Technologies Inc. (1) (2)	962,706	2,647,442
Motorola Inc.	533,359	7,984,384
Nextel Communications Inc. Class A (1)	245,085	6,965,316
QUALCOMM Inc.	358,109	13,124,695
Qwest Communications International Inc. (1)	369,119	1,365,740
SBC Communications Inc.	718,860	17,029,793
Scientific-Atlanta Inc.	32,928	929,228
Sprint Corp. (FON Group)	321,507	7,314,284
Tellabs Inc. (1)	99,509	726,416
Verizon Communications Inc.	602,810	21,399,755

		131,101,763

TEXTILES—0.06%
Cintas Corp. (2)	33,052	1,365,378

		1,365,378

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	37,254	761,844
Mattel Inc. (2)	90,240	1,926,624

		2,688,468

TRANSPORTATION—1.57%
Burlington Northern Santa Fe Corp.	82,269	4,436,767
CSX Corp. (2)	46,816	1,949,886
FedEx Corp.	65,536	6,157,107
Norfolk Southern Corp.	86,996	3,223,202
Ryder System Inc.	13,748	573,292
Union Pacific Corp.	56,736	3,954,499
United Parcel Service Inc. Class B	243,559	17,716,482

		38,011,235

TOTAL COMMON STOCKS (Cost: $2,417,501,323)		2,355,208,793

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.87%
COMMERCIAL PAPER—1.78% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$321,315	317,629
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	5,459,861	5,453,858
ANZ National Bank Ltd.
2.94%, 08/15/05	386,511	382,226

Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	657,069	656,028
Cantabric Finance LLC
2.80%, 04/29/05	417,432	416,523
Chariot Funding LLC
2.70%, 04/06/05	208,716	208,638
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	780,753	780,090
Corporate Asset Funding
2.75%, 05/05/05	541,116	539,711
CRC Funding LLC
2.74%, 04/28/05	386,511	385,717
DEPFA Bank PLC
2.28%, 05/03/05	386,511	385,730
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,628,278	2,615,701
Fairway Finance LLC
3.15%, 09/15/05	687,643	677,594
Falcon Asset Securitization Corp.
2.75%, 04/14/05	309,209	308,903
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	958,548	956,643
Fortis Funding LLC
2.35%, 05/09/05	1,082,232	1,079,548
General Electric Capital Corp.
2.74%, 07/07/05	386,511	383,658
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,197,364	2,193,167
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,319,069	2,290,548
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	5,973,210	5,965,673
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,077,865	1,076,712
Liberty Street Funding Corp.
2.80%, 04/20/05	387,524	386,951
Moat Funding LLC
2.74%, 05/02/05	541,116	539,839
Mortgage Interest Networking Trust
2.77%, 04/13/05	641,609	641,017
New Center Asset Trust
2.80%, 04/15/05	773,023	772,181
Nordea North America Inc.
2.74%, 07/11/05	386,511	383,540
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	881,749	880,655
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,488,902	2,485,340
Polonius Inc.
2.82%, 04/28/05	641,609	640,252
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	665,758	665,088
Ranger Funding Co. LLC
2.75%, 04/14/05	1,159,534	1,158,385
Santander Central Hispano
2.75%, 07/08/05	966,279	959,058
Scaldis Capital LLC
2.75%, 07/08/05	193,472	192,024
Societe Generale
2.75%, 05/03/05	695,721	694,021
Sydney Capital Corp.
2.75%, 04/12/05	1,349,466	1,348,332
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	672,530	671,536
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	673,566	672,880
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	504,111	503,611
Tulip Funding Corp.
2.71%, 04/08/05	639,251	638,914
Variable Funding Capital Corp.
2.80%, 04/20/05	595,228	594,348
Yorktown Capital LLC
2.80%, 04/20/05	1,213,646	1,211,853

		43,114,122

FLOATING RATE NOTES—2.53% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	355,591	355,601
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,705,580	2,706,021
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	502,465	502,351
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,512,325	2,512,523
BMW US Capital LLC
2.82%, 04/18/06 (4)	773,023	773,023
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,628,278	2,627,830
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	2,319,069	2,318,976
Commodore CDO Ltd.
3.08%, 12/12/05	193,256	193,256
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,319,069	2,318,765
DEPFA Bank PLC
2.99%, 12/15/05	773,023	773,023
Dorada Finance Inc.
2.66%, 07/29/05 (4)	641,609	641,546
Fairway Finance LLC
2.80%, 06/20/05	386,511	386,503
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,546,046	1,546,046
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,004,930	1,004,971
General Electric Capital Corp.
2.86%, 03/09/06	347,860	348,303
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	282,251	282,251
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	502,465	502,465
Hartford Life Global Funding Trust
2.80%, 02/15/06	773,023	773,023
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,319,069	2,319,069
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,478,603	3,478,655
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	811,674	811,674
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	3,169,394	3,170,105
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,546,046	1,546,046
Marshall & Ilsley Corp.
2.95%, 02/20/06	773,023	773,845
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,159,534	1,159,534
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,932,557	1,932,445
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,860,185	2,860,729
Norddeutsche Landesbank
2.63%, 07/27/05	773,023	772,936
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,319,069	2,319,069
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,744,231	2,744,231
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	425,163	425,078
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,942,417	3,942,570
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	2,378,592	2,378,515
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,319,069	2,319,068
Wells Fargo & Co.
2.78%, 03/15/06 (4)	386,511	386,563
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	2,705,580	2,705,377
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	3,896,036	3,895,774
Winston Funding Ltd.
2.75%, 04/25/05 (4)	551,938	551,938

World Savings Bank
2.71%, 09/09/05	270,558	270,546

		61,330,244

MONEY MARKET FUNDS—2.49%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	3,092,092	3,092,092
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	56,625,057	56,625,057
BlackRock Temp Cash Money Market Fund (3)	144,163	144,163
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	324,035	324,035

		60,185,347

REPURCHASE AGREEMENTS—1.82% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $17,007,872 and effective yields of 2.89% - 2.90%. (6)	$17,006,505	17,006,505
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,461,700 and an effective yield of 2.89%. (6)	15,460,459	15,460,459
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $11,596,275 and an effective yield of 2.89%. (6)	11,595,344	11,595,344

		44,062,308

TIME DEPOSITS—1.01% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	541,116	541,113
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	773,023	773,023
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,082,232	1,082,232
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,004,930	1,004,930
First Tennessee Bank
2.77%, 04/15/05	386,511	386,511
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	958,548	958,549
Natexis Banques
2.98%, 08/18/05	773,023	773,023
Norddeutsche Landesbank
2.11%, 06/07/05	773,023	772,995
Rabobank Nederland NV NY
2.84%, 04/01/05	5,687,942	5,687,942
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,893,906	1,893,906
SunTrust Bank
2.68%, 05/03/05	773,023	772,956
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,628,278	2,628,197
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,391,441	1,391,437
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,826,464	3,826,463
Wells Fargo Bank N.A.
2.79%, 04/15/05	773,023	773,020
World Savings Bank
2.75%, 05/03/05	1,082,232	1,082,232

		24,348,529

U.S. GOVERNMENT AGENCY NOTES—0.09% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	926,491	925,235
Federal National Mortgage Association
2.33%, 07/22/05	1,159,534	1,151,147

		2,076,382

U.S. TREASURY OBLIGATIONS—0.15%
U.S. Treasury Bill
2.71%(7), 06/23/05 (8)	3,650,000	3,627,341

		3,627,341

TOTAL SHORT-TERM INVESTMENTS (Cost: $238,743,635)		238,744,273

TOTAL INVESTMENTS IN SECURITIES — 107.24% (Cost: $2,656,244,958) (9)	2,593,953,066

Other Assets, Less Liabilities — (7.24%)	(175,154,174)

NET ASSETS —100.00%	$2,418,798,892

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(9)	The cost of investments for federal income tax purposes was $2,707,789,761. Net unrealized depreciation aggregated $113,836,695, of which $276,993,696 represented gross unrealized appreciation on securities and $390,830,391 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
E-mini S&P 500 Index (06/17/05)	1,074	$63,575,430	$(818,493)

			$(818,493)

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET FUND

Schedule of Investments

March 31, 2005 (Unaudited)

The Treasury Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $404,579, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.99% (1)
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.60%.	$80,909	$80,909

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.65%.	80,909	80,909

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.65%.	80,909	80,909

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.60%.	80,909	80,909

Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.62%.	80,909	80,909

TOTAL REPURCHASE AGREEMENTS (Cost: $404,545)		404,545

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $404,545) (2)		404,545

Other Assets, Less Liabilities – 0.01%		34

NET ASSETS — 100.00%		$404,579

(1)	See Note 1 for information regarding collateral.
(2)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of March 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios (each a “Master Portfolio,” collectively the “Master Portfolios”).

SECURITY VALUATION

Except for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, the securities of each Master Portfolio are valued primarily on the basis of market prices. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purposes of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Swaps are marked-to-market daily based upon quotations from service providers that utilize valuation models that vary with the specific terms of each agreement.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by Board of Trustees of MIP (the “Board”).

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FUTURES CONTRACTS

The Active Stock, CoreAlpha Bond, International Index, Russell 2000 Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock, CoreAlpha Bond, Russell 2000 Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $350,000, $1,103,000, $345,000 and $3,650,000, respectively, for initial margin requirements.

The International Index Master Portfolio has pledged to brokers foreign currencies with an aggregate market value of $1,143,336 as of March 31, 2005, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios as of March 31, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party	5.50%	02/01/35	$86,305,261
	Credit Suisse First Boston Tri-Party	3.41 – 5.19	12/01/32 –10/01/40	86,306,352
	Goldman Sachs & Co. Tri-Party	3.50 – 9.50	08/01/14 – 09/01/32	86,305,261
	JP Morgan Chase & Co. Tri-Party	3.67 – 5.13	04/01/23 – 06/01/40	86,308,932
	Lehman Brothers Inc. Tri-Party	3.43 – 7.53	10/01/10 – 01/01/34	86,305,357

Money Market	Banc of America Securities LLC Tri-Party	6.50	05/01/34	308,000,000
	Bank of America N.A. Tri-Party	5.50 – 6.00	04/01/32 – 02/01/34	40,800,000
	Credit Suisse First Boston Tri-Party	3.88 – 5.49	08/01/32 – 02/01/35	40,801,006
	Goldman Sachs & Co. Tri-Party	2.60 – 8.00	04/01/05 – 10/01/32	243,735,560
	JP Morgan Chase & Co. Tri-Party	3.43 – 9.00	01/01/19 – 08/01/35	40,802,038
	Lehman Brothers Inc. Tri-Party	3.14 – 9.00	02/01/12 – 03/01/35	40,803,568
	Merrill Lynch Tri-Party	4.30 – 9.75	04/15/05 – 03/06/23	156,582,887
	Merrill Lynch Tri-Party	4.19 - 8.13	02/01/08 - 10/01/33	143,803,704
	Morgan Stanley Dean Witter Tri-Party	2.93 - 8.00	08/01/33 - 11/01/34	1,020,254,252

Prime Money Market	Banc of America Securities LLC Tri-Party	5.50	02/01/35	122,400,000
	Bank of America Group Tri-Party	5.50	02/01/35	40,800,000
	Bank of America N.A. Tri-Party	2.71 – 3.06	04/01/05 – 05/10/05	204,000,000
	Bear Stearns Tri-Party	4.00 – 9.50	02/01/06 – 04/01/35	459,000,048
	Credit Suisse First Boston Tri-Party	3.41 – 5.49	06/01/32 – 03/01/35	40,801,582
	Goldman Sachs & Co. Tri-Party	4.00 – 7.50	08/01/16 – 01/01/35	40,800,000
	JP Morgan Chase & Co. Tri-Party	3.12 – 5.31	11/01/17 – 10/01/44	40,800,554
	Lehman Brothers Inc. Tri-Party	2.78 – 8.50	04/01/05 – 08/01/36	219,300,689
	Merrill Lynch Tri-Party	3.13 – 8.75	04/15/05 – 12/15/14	555,803,636

Treasury Money Market	Banc of America Securities LLC Tri-Party	4.25	11/15/24	83,176
	Credit Suisse First Boston Tri-Party	7.13	02/15/23	88,763
	Goldman Sachs & Co. Tri-Party	3.50	02/15/10	82,619
	JP Morgan Chase & Co. Tri-Party	4.00	06/15/09	85,353
	Lehman Brothers Inc. Tri-Party	3.38	02/28/07	84,512

As of March 31, 2005, a portion of the cash collateral for securities on loan for each of the other Master Portfolios was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 3, below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of March 31, 2005, the Master Portfolio did not hold any index or interest-rate swap contracts.

The CoreAlpha Bond Master Portfolio may enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of March 31, 2005 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of March 31, 2005 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. As of March 31, 2005, the Master Portfolio did not hold any short positions of securities.

2. TRANSACTIONS WITH AFFILIATES

Because the International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in its benchmark index, the Master Portfolio held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three months ended March 31, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Active Stock
IMMF	4,370	210,478	209,071	5,777	$5,776,764	$21,356	$—

Bond Index
IMMF	3,744	290,894	292,402	2,236	2,235,502	29,121	—

CoreAlpha Bond
IMMF	92,515	6,046,664	6,023,610	115,569	115,569,273	616,100	—

International Index
Barclays PLC	80	7	—	87	893,130	—	—
IMMF	856	45,352	45,259	949	949,004	4,433	—
iShares MSCI EAFE Index Fund	11	5	5	11	1,734,384	—	160,712

LifePath Retirement
IMMF	1,282	91,607	91,973	916	915,848	9,223	—
iShares MSCI EAFE Index Fund	97	13	2	108	17,217,536	—	13,593
iShares Russell 2000 Index Fund	33	11	—	44	5,387,181	20,584	—
iShares S&P 500 Index Fund	—	28	28	—	—	—	(27,600)
iShares S&P MidCap 400 Index Fund	32	4	—	36	4,772,593	14,817	—

LifePath 2010
IMMF	3,359	199,715	199,498	3,576	3,576,457	19,771	—
iShares MSCI EAFE Index Fund	360	27	—	387	61,408,815	—	—
iShares Russell 2000 Index Fund	107	25	—	132	16,166,064	63,570	—
iShares S&P 500 Index Fund	—	114	114	—	—	—	(24,525)
iShares S&P MidCap 400 Index Fund	99	9	—	108	14,239,021	45,222	—

LifePath 2020
IMMF	4,950	451,449	449,427	6,972	6,971,787	44,415	—
iShares MSCI EAFE Index Fund	711	125	—	836	132,745,894	—	—
iShares Russell 2000 Index Fund	172	67	—	239	29,136,684	112,800	—
iShares S&P 500 Index Fund	—	384	384	—	—	6,307	(463,040)
iShares S&P MidCap 400 Index Fund	158	42	—	200	26,320,587	80,875	—

LifePath 2030
IMMF	3,255	255,956	255,514	3,697	3,696,849	25,986	—
iShares MSCI EAFE Index Fund	506	93	—	599	95,190,138	—	—
iShares Russell 2000 Index Fund	111	47	—	158	19,334,757	73,732	—
iShares S&P 500 Index Fund	—	272	272	—	—	6,307	(213,129)
iShares S&P MidCap 400 Index Fund	103	27	—	130	17,028,895	52,815	—

LifePath 2040
IMMF	1,776	184,237	183,031	2,982	2,981,991	17,580	—
iShares MSCI EAFE Index Fund	292	57	—	349	55,444,200	—	—
iShares Russell 2000 Index Fund	67	38	—	105	12,815,245	46,738	—
iShares S&P 500 Index Fund	—	233	233	—	—	—	(208,285)
iShares S&P MidCap 400 Index Fund	62	26	—	88	11,570,371	33,532	—

Russell 2000 Index
IMMF	3,772	350,076	346,850	6,998	6,997,936	35,221	—
iShares Russell 2000 Index Fund	54	—	—	54	6,536,246	29,331	—

S&P 500 Index
IMMF	17,466	4,571,631	4,532,472	56,625	56,625,057	454,694	—

Certain Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2005, certain Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes discussed in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a -2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: May 27, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: May 27, 2005